Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2017
Prospectus Date	rr_ProspectusDate	Dec. 31, 2017
Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Abbey Capital Futures Strategy Fund (the "Fund") is to seek long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the "Shares"). You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in Class A Shares or at least $250,000 in Class T Shares of the Fund. More information about these and other discounts is available from your financial professional, in the section of the Prospectus entitled "Shareholder Information – Sales Charges" and in the section of the Fund's Statement of Additional Information ("SAI") entitled "Purchase and Redemption Information – Reducing or Eliminating the Front-End Sales Charge." Financial intermediaries may impose different sales charge waivers for Class A Shares and Class T Shares, and these variations are described in Appendix A of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $25,000 in Class A Shares or at least $250,000 in Class T Shares of the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class T Shares are estimated for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current expenses. Prior to February 28, 2017, the management fee was 1.97%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C and Class T Shares, and $1,000,000 in Class I Shares, in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses on Class C Shares if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets between a "Managed Futures" strategy and a "Fixed Income" strategy.

The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Adviser may allocate assets of the Subsidiary to a single Managed Futures portfolio or multiple Managed Futures portfolios that include investment styles or sub-strategies such as (i) trend following, (ii) discretionary, fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursue both fundamental and technical trading approaches, (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities and (v) systematic trading strategies which incorporate technical and fundamental variables.

The Managed Futures strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets. The Adviser intends to allocate the assets of the Subsidiary to one or more Trading Advisers to manage in percentages determined at the discretion of the Adviser. Each Trading Adviser invests according to a Managed Futures strategy in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts or (v) swaps, including total return swaps, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Each current Trading Adviser is registered with the U.S. Commodity Futures Trading Commission (the "CFTC") as a Commodity Trading Advisor. Trading Advisers that are not registered with the SEC as investment advisers provide advice only regarding matters that do not involve securities.

The Fixed Income strategy invests the Fund's assets primarily in investment grade fixed income securities (of all durations and maturities) in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund's Managed Futures strategy. The Fund must set aside liquid assets, or engage in other SEC or staff-approved measures, to "cover" open positions with respect to certain kinds of derivative instruments. The Fixed Income strategy investments may be used to help cover the Fund's derivative positions.

The Fund's Adviser seeks returns, in part, by (i) using Managed Futures strategy investments that are not expected to have returns that are highly correlated to the broad equity market and (ii) through actively managed Fixed Income strategy investments that are not expected to have returns that are highly correlated to the broad equity market or the Managed Futures strategy. The Adviser believes that utilizing non-correlated strategies may mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.

The trading strategies employ several different trading styles using different research and trading methodologies, in a wide range of global financial and commodity markets operating over multiple time frames. Many of the styles use systematic, automated trading systems, using a combination of mathematical, statistical, technical analysis, pattern recognition and macroeconomic models aimed at profiting from market trends of different durations. Trading Advisers may use discretionary approaches aimed at identifying value investments and turning points in trends. All Trading Advisers utilize a disciplined approach to risk management. The Adviser and Trading Advisers from time to time will employ hedging techniques. Key principles of the Fund's sell discipline include predetermined relative-value objectives for sectors, issuers and specific securities, pricing performance or fundamental performance that varies from expectations, deteriorating fundamentals, overvaluation and alternative investments offering the opportunity to achieve more favorable risk-adjusted returns.

The markets traded include bonds, money markets, foreign exchange markets and commodity markets. Most of the trading is done in derivative markets, usually listed futures markets, but some trading in cash markets may take place when this is the most effective way to enter or exit a trading position. Both long and short positions will be taken in all markets traded. Contracts are positioned either long or short based on various characteristics related to their prices. For example, the Fund may short a particular underlying security or instrument if the Adviser or a Trading Adviser believes the price of the underlying security or instrument will decrease. The Fund invests in U.S. and non-U.S. markets and in developed and emerging markets.

As much of the trading within the Fund is in futures markets, the Fund is likely to have cash balances surplus to margin requirements. The cash portfolio will be invested on a short-term, highly liquid, basis, to meet margin calls on the futures positions.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, (the "1940 Act") which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund's investments in certain derivative instruments and its short selling activities involve the use of leverage.

Generally, the Subsidiary invests primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund's transactions in derivatives. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The principal risk factors affecting shareholders' investments in the Fund (and, indirectly, in the Subsidiary) are set forth below.

• Commodity Sector Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund's Share value to fluctuate.

• Counterparty Risk: Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker or the FCM, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

• Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

• Currency Risk: Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

• Derivatives Risk: The Fund's investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

• Emerging Markets Risk: Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

• Fixed Income Securities Risk: Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

• Foreign Investments Risk: International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders.

• Forward and Futures Risk: The successful use of forward and futures contracts draws upon the Adviser's and Trading Advisers' skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions, for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser's and Trading Advisers' inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Hedging Transactions Risk: The Adviser and Trading Advisers from time to time employ various hedging techniques. The success of the Fund's hedging strategy will be subject to the Adviser's and Trading Advisers' ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Adviser's and Trading Advisers' ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser and Trading Advisers may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own cost.

• High Portfolio Turnover Risk: The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

• Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser and Trading Advisers. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

• Leveraging Risk: Investments in derivative instruments may give rise to a form of leverage. Trading Advisers may engage in speculative transactions which involve substantial risk and leverage, such as making short sales. The use of leverage by the Adviser and Trading Advisers may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund's net asset value ("NAV") or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

• Manager Risk: If the Adviser and Trading Advisers make poor investment decisions, it will negatively affect the Fund's investment performance.

• Management Risk: The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

• Market Risk: The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money.

• Multi-Manager Dependence Risk: The success of the Fund's investment strategy depends both on the Adviser's ability to select Trading Advisers and to allocate assets to those Trading Advisers and on each Trading Adviser's ability to execute the relevant strategy and select investments for the Fund and the Subsidiary. The Trading Advisers' investment styles may not always be complementary, which could adversely affect the performance of the Fund.

• New Adviser Risk: The Trading Advisers may be newly registered or not registered with the SEC and/or have not previously managed a mutual fund. Accordingly, investors in the Fund bear the risk that a Trading Adviser's inexperience may limit its effectiveness.

• Non-Diversification Risk: The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

• Quantitative Trading Strategies Risk: The Adviser and Trading Advisers may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a Trading Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

• Short Sales Risk: Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund's obligations to provide collateral to the lender and set aside assets to cover the open position. The Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund's loss on a short sale is potentially unlimited.

• Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

• Tax Risk: In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC's income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service ("IRS") published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In addition, pursuant to recent guidance issued by the Treasury and the IRS, the Subsidiary's commodity related income for a taxable year will only be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund. The bar chart below shows the performance of the Fund's Class I Shares from year to year. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.abbeycapital.com or by calling 1-844-261-6484 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6484
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abbeycapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Abbey Capital Futures Strategy Fund – Class I Shares Total Return for Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 8.86% (for the quarter ended March 31, 2015) and the lowest quarterly return was -4.90% (for the quarter ended June 30, 2015). The year-to-date total return for the nine months ended September 30, 2017 was -4.99%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Class I Shares, Class A Shares and Class C Shares for one year and since inception to a broad-based market index for the same periods. Average annual returns for Class T Shares are not included because they had not commenced operations prior to the date of this Prospectus. The returns for Class T Shares would be substantially similar to returns for Class I Shares because the shares are invested in the same portfolio of securities, and would differ only to the extent that the classes have different expenses.

Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABYIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.77%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.79%	[3]
One Year	rr_ExpenseExampleYear01	$ 18,187
Three Years	rr_ExpenseExampleYear03	59,259
Five Years	rr_ExpenseExampleYear05	102,891
Ten Years	rr_ExpenseExampleYear10	$ 224,245
Annual Return 2015	rr_AnnualReturn2015	4.12%
Annual Return 2016	rr_AnnualReturn2016	(3.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.90%)
1 Year	rr_AverageAnnualReturnYear01	(3.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABYAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.77%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.04%	[3]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
One Year	rr_ExpenseExampleYear01	770
Three Years	rr_ExpenseExampleYear03	1,205
Five Years	rr_ExpenseExampleYear05	1,665
Ten Years	rr_ExpenseExampleYear10	$ 2,934
1 Year	rr_AverageAnnualReturnYear01	(9.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABYCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.77%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.79%	[3]
One Year	rr_ExpenseExampleYear01	$ 382
Three Years	rr_ExpenseExampleYear03	893
Five Years	rr_ExpenseExampleYear05	1,530
Ten Years	rr_ExpenseExampleYear10	3,242
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	282
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	893
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,530
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,242
1 Year	rr_AverageAnnualReturnYear01	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 2015
Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund | Class T Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.77%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.04%	[3]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
One Year	rr_ExpenseExampleYear01	452
Three Years	rr_ExpenseExampleYear03	902
Five Years	rr_ExpenseExampleYear05	1,378
Ten Years	rr_ExpenseExampleYear10	$ 2,690
Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund | After Taxes on Distributions | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.81%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014	[7]
Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund | After Taxes on Distributions and Sales | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.16%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014	[7]
Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses and taxes) | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2014
Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses and taxes) | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
Abbey Capital Futures Strategy Fund | Abbey Capital Futures Strategy Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses and taxes) | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	12.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 2015
Adara Smaller Companies Fund | Adara Smaller Companies Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Adara Smaller Companies Fund (formerly, the Altair Smaller Companies Fund) (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the "Shares").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. For the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowing for investment purposes) in equity securities of small or micro-cap companies. Small or micro-cap companies are generally considered to be those whose market capitalization are, at the time the Fund makes an investment, within the range of the market capitalization of companies in the Russell Microcap Index ($8 million to $2.0 billion as of November 30, 2017), the Russell 2000® Index ($22 million to $9.4 billion as of November 30, 2017), or the S&P SmallCap 600 Index ($62 million to $8.4 billion as of November 30, 2017). Securities of companies whose market capitalization no longer meet this definition after purchase may continue to be held by the Fund.

The Fund utilizes a "multi-manager" approach whereby the Fund's assets are allocated to one or more sub-advisers ("Sub-Advisers") in percentages determined at the discretion of the Fund's investment adviser, Altair Advisers LLC (the "Adviser"). The Adviser also monitors Sub-Adviser trading with the dual objectives of maximizing each Sub-Adviser's investment flexibility and assuring that the Fund as a whole complies with its investment restrictions. Otherwise, each Sub-Adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each Sub-Adviser must operate within the constraints of the Fund's investment objective and strategies and the particular investment restrictions applicable to that Sub-Adviser.

The Sub-Advisers will implement a number of different investment strategies and styles within the small and micro-cap universe. The Sub-Advisers will implement one or more of the following investment strategies summarized below:

• Small or Micro-Cap Growth — A Sub-Adviser following a growth investment style is expected to invest primarily in small or micro-cap companies with consistent or accelerating growth in earnings, revenues, cash flow, and/or other financial metrics.

• Small or Micro-Cap Value — A Sub-Adviser following a value investment style is expected to invest primarily in small or micro-cap companies that are out of favor and/or undervalued in comparison to their peers or their growth prospects.

• Small or Micro-Cap Core — A Sub-Adviser following a core investment style is expected to invest in small or micro-cap companies that have both value characteristics and growth characteristics.

• Tax Loss Harvesting — A Sub-Adviser following a tax loss harvesting style is expected to hold a portfolio of securities that will have a pre-tax return similar to the performance of the S&P SmallCap 600 Index. The Sub-Adviser will seek to generate strong-after tax returns by timing trades to avoid realizing capital gains and to harvest losses when possible. The Fund may use losses generated from the tax loss harvesting Sub-Adviser to offset gains from other Sub-Advisers.

The Fund's Sub-Advisers will invest primarily in equities and equity-related instruments of small and micro-cap companies. Equities and equity-related instruments include common stocks, preferred stocks, convertible securities, sponsored and unsponsored depositary receipts, warrants and rights. The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public. The Fund may also invest in companies that may experience unusual and possibly unique developments, or "special situations", which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company. The Sub-Advisers may also invest in real estate investment trusts ("REITs"), debt securities, and foreign securities (directly and through depository receipts).

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money.

• Equity Securities Risk. The Fund is designed for investors who can accept the risks of investing in a portfolio with significant holdings of equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities held by the Fund.

• Small and Micro-Cap Risk. The securities of small and micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some small and micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. The small and micro-cap securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. They generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are mid and large cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling securities. Small and micro-cap companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Smaller company stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks. Moreover, the lack of an efficient market for the securities may make them difficult to value.

• Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when growth stocks are out of favor.

• Value Stock Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

• REIT Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

• Special Situations Risk. The Fund will seek to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Fund.

• Allocation Risk. The Fund's overall risk level will depend on the market sectors in which the Sub-Advisers are invested. Although the Fund will not concentrate in any industry, because the Fund may have significant weightings in a particular company, industry or market sector, the value of Shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

• Multi-Manager Dependence Risk. The success of the Fund's investment strategy depends both on the Adviser's ability to select Sub-Advisers and to allocate assets to those Sub-Advisers and on each Sub-Adviser's ability to execute the relevant strategy and select investments for the Fund. The Sub-Advisers' investment styles may not always be complementary, which could affect the performance of the Fund and lead to higher transaction expenses as compared to a fund using a single investment management style.

• Sub-Adviser and Strategy Concentration Risk. Because the Adviser will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Sub-Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Sub-Advisers or the possible increased risk of investing in a limited number of investment strategies.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Portfolio Turnover Risk. The Adviser and Sub-Advisers will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund's investment objective and policies. Therefore, it is possible that the Fund may experience high rates of portfolio turnover. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. The chart assumes reinvestment of dividends and distributions. The bar chart shows changes in the Fund's performance from year to year. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available by calling 1-844-261-6482 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6482
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Adara Smaller Companies Fund Total Return For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the highest quarterly return was 10.21% (for the quarter ended September 30, 2016) and the lowest quarterly return was -11.41% (for the quarter ended September 30, 2015). The year-to-date total return for the nine months ended September 30, 2017 was 12.45%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below compares the average annual returns of the Fund for one year and since inception to the average total returns of a broad-based market index for the same periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Adara Smaller Companies Fund | Adara Smaller Companies Fund | Adara Smaller Companies Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.77%	[8]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	303
Five Years	rr_ExpenseExampleYear05	525
Ten Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2015	rr_AnnualReturn2015	(3.22%)
Annual Return 2016	rr_AnnualReturn2016	19.47%
1 Year	rr_AverageAnnualReturnYear01	19.47%
Since Inception	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
Adara Smaller Companies Fund | Adara Smaller Companies Fund | After Taxes on Distributions | Adara Smaller Companies Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.47%
Since Inception	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
Adara Smaller Companies Fund | Adara Smaller Companies Fund | After Taxes on Distributions and Sales | Adara Smaller Companies Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
Adara Smaller Companies Fund | Adara Smaller Companies Fund | Russell 2000 Index (reflects no deduction for fees, expenses and taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
Since Inception	rr_AverageAnnualReturnSinceInception	11.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2014
Bogle Investment Management Small Cap Growth Fund | Bogle Investment Management Small Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Bogle Investment Management Small Cap Growth Fund (the "Fund") is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	EXPENSES AND FEES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund's portfolio turnover rate was 366.41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	366.41%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" has been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund over the various time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in the stocks of U.S. companies with market capitalizations, at the time of purchase, that are within the trailing twelve-month range of the market capitalizations of those companies that are included in the Russell 2000® Index ("Small Cap Stocks"). For purposes of this investment policy, stocks of U.S. companies are stocks that are listed on a securities exchange or market inside the United States. Because the Russell 2000® Index ("Index") is modified ("reconstituted") regularly (usually each year) to replace companies that no longer qualify for inclusion in the Index due to, among other reasons, having market capitalizations that have grown too large, the Adviser uses the trailing twelve-month range of market capitalizations to mitigate the need to trade stocks in the portfolio due to Index reconstitution. Further, the Adviser will not sell from the portfolio any holdings that the Adviser believes are likely to appreciate more than the Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within this range. As such, the Fund may, from time to time, hold less than 80% of its net assets within this range. The Fund attempts to achieve its objective by taking long positions in Small Cap Stocks that the Adviser believes are undervalued given their future earnings growth prospects. As part of its investment strategy, the Adviser will continue to invest in Small Cap Stocks that the Adviser believes will appreciate more than the Index. Shareholders will be notified by the Fund sixty days in advance of any change in this 80% policy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Common stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

• Small Cap Risk. The Fund will invest in Small Cap Stocks that may be more volatile than investments in issuers with larger market capitalizations. Issuers of Small Cap Stocks are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

• Market Risk. The net asset value ("NAV") of the Fund will fluctuate with changes in the market value of the Fund's portfolio holdings.

• Value Stock Risk. Although the Fund will invest in stocks that the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund may be adversely affected during a market turndown and when value stocks are out of favor.

• Portfolio Turnover Risk. The Fund may frequently trade its portfolio holdings. High portfolio turnover will cause the Fund to incur higher brokerage commissions and other transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in higher taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.boglefunds.com or by calling 1-877-264-5346.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-264-5346
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boglefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter: 33.34% (quarter ended June 30, 2009)

Worst Quarter: -28.64% (quarter ended December 31, 2008)

Year-to-date total return for the nine months ended September 30, 2017: 12.90%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.64%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the Fund's average annual total returns for the past calendar year, the past five calendar years and the past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Bogle Investment Management Small Cap Growth Fund | Bogle Investment Management Small Cap Growth Fund | Bogle Investment Management Small Cap Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOGIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[11]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	418
Five Years	rr_ExpenseExampleYear05	730
Ten Years	rr_ExpenseExampleYear10	$ 1,615
Annual Return 2007	rr_AnnualReturn2007	(5.50%)
Annual Return 2008	rr_AnnualReturn2008	(48.16%)
Annual Return 2009	rr_AnnualReturn2009	45.90%
Annual Return 2010	rr_AnnualReturn2010	29.18%
Annual Return 2011	rr_AnnualReturn2011	(4.88%)
Annual Return 2012	rr_AnnualReturn2012	26.14%
Annual Return 2013	rr_AnnualReturn2013	46.87%
Annual Return 2014	rr_AnnualReturn2014	2.38%
Annual Return 2015	rr_AnnualReturn2015	(7.69%)
Annual Return 2016	rr_AnnualReturn2016	19.77%
1 Year	rr_AverageAnnualReturnYear01	19.77%
5 Years	rr_AverageAnnualReturnYear05	15.97%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Bogle Investment Management Small Cap Growth Fund | Bogle Investment Management Small Cap Growth Fund | After Taxes on Distributions | Bogle Investment Management Small Cap Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.77%	[12]
5 Years	rr_AverageAnnualReturnYear05	14.22%	[12]
10 Years	rr_AverageAnnualReturnYear10	5.29%	[12]
Bogle Investment Management Small Cap Growth Fund | Bogle Investment Management Small Cap Growth Fund | After Taxes on Distributions and Sales | Bogle Investment Management Small Cap Growth Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.19%	[12]
5 Years	rr_AverageAnnualReturnYear05	12.53%	[12]
10 Years	rr_AverageAnnualReturnYear10	4.90%	[12]
Bogle Investment Management Small Cap Growth Fund | Bogle Investment Management Small Cap Growth Fund | Russell 2000® Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	14.46%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Boston Partners Institutional Class | Boston Partners Small Cap Value Fund II
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS SMALL CAP VALUE FUND II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. As of November 30, 2017, the median market capitalization of this index was $1.77 billion and the largest stock was $7.25 billion. Please note that this range is as of a particular point in time and is subject to change.

The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Small Cap Companies Risk. The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Small Cap Value Fund II's Institutional Class. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	29.32% (quarter ended June 30, 2009)
Worst Quarter:	-26.32% (quarter ended December 31, 2008)

The year-to-date total return for the nine months ended September 30, 2017 was 6.43%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Institutional Class | Boston Partners Small Cap Value Fund II | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPSIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[14]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.11%
One Year	rr_ExpenseExampleYear01	$ 1,132
Three Years	rr_ExpenseExampleYear03	3,699
Five Years	rr_ExpenseExampleYear05	6,466
Ten Years	rr_ExpenseExampleYear10	$ 14,361
Annual Return 2007	rr_AnnualReturn2007	(7.30%)
Annual Return 2008	rr_AnnualReturn2008	(34.67%)
Annual Return 2009	rr_AnnualReturn2009	49.39%
Annual Return 2010	rr_AnnualReturn2010	18.50%
Annual Return 2011	rr_AnnualReturn2011	(3.43%)
Annual Return 2012	rr_AnnualReturn2012	22.87%
Annual Return 2013	rr_AnnualReturn2013	34.74%
Annual Return 2014	rr_AnnualReturn2014	4.21%
Annual Return 2015	rr_AnnualReturn2015	(4.33%)
Annual Return 2016	rr_AnnualReturn2016	25.97%
1 Year	rr_AverageAnnualReturnYear01	25.97%
5 Years	rr_AverageAnnualReturnYear05	15.76%
10 Years	rr_AverageAnnualReturnYear10	7.97%
Boston Partners Institutional Class | Boston Partners Small Cap Value Fund II | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.32%	[15]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[15]
10 Years	rr_AverageAnnualReturnYear10	7.00%	[15]
Boston Partners Institutional Class | Boston Partners Small Cap Value Fund II | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	6.31%
Boston Partners Institutional Class | Boston Partners Small Cap Value Fund II | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Boston Partners Institutional Class | Boston Partners All-Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS ALL-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by the Adviser as having value characteristics.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

• Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

• Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners All-Cap Value Fund's Institutional Class. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	18.60% (quarter ended June 30, 2009)
Worst Quarter:	-17.49% (quarter ended September 30, 2011)

The year-to-date total return for the nine months ended September 30, 2017 was 12.39%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Institutional Class | Boston Partners All-Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAIX
Management Fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[17]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%
One Year	rr_ExpenseExampleYear01	$ 827
Three Years	rr_ExpenseExampleYear03	2,759
Five Years	rr_ExpenseExampleYear05	4,852
Ten Years	rr_ExpenseExampleYear10	$ 10,887
Annual Return 2007	rr_AnnualReturn2007	1.47%
Annual Return 2008	rr_AnnualReturn2008	(27.26%)
Annual Return 2009	rr_AnnualReturn2009	30.97%
Annual Return 2010	rr_AnnualReturn2010	13.42%
Annual Return 2011	rr_AnnualReturn2011	(1.38%)
Annual Return 2012	rr_AnnualReturn2012	15.83%
Annual Return 2013	rr_AnnualReturn2013	39.12%
Annual Return 2014	rr_AnnualReturn2014	12.23%
Annual Return 2015	rr_AnnualReturn2015	0.95%
Annual Return 2016	rr_AnnualReturn2016	14.82%
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	15.96%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Boston Partners Institutional Class | Boston Partners All-Cap Value Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.81%	[15]
5 Years	rr_AverageAnnualReturnYear05	14.76%	[15]
10 Years	rr_AverageAnnualReturnYear10	7.54%	[15]
Boston Partners Institutional Class | Boston Partners All-Cap Value Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.25%
5 Years	rr_AverageAnnualReturnYear05	12.70%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Boston Partners Institutional Class | Boston Partners All-Cap Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	14.81%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Boston Partners Institutional Class | Boston Partners Long/Short Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage. The Fund invests, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. Under normal circumstances, the Adviser expects that the Fund's long positions will not exceed approximately 125% of the Fund's net assets.

The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations. High yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

• Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund's performance.

• Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Long/Short Equity Fund's Institutional Class. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	38.60% (quarter ended June 30, 2009)
Worst Quarter:	-19.45% (quarter ended December 31, 2008)

The year-to-date total return for the nine months ended September 30, 2017 was 0.00%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.45%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

Boston Partners Institutional Class | Boston Partners Long/Short Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPLSX
Management Fees	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on short sales	rbb_DividendExpenseOnShortSales	0.16%	[18]
Interest expense on borrowings	rbb_InterestExpenseOnBorrowings	0.25%	[18]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%	[20]
One Year	rr_ExpenseExampleYear01	$ 2,841
Three Years	rr_ExpenseExampleYear03	8,710
Five Years	rr_ExpenseExampleYear05	14,840
Ten Years	rr_ExpenseExampleYear10	$ 31,377
Annual Return 2007	rr_AnnualReturn2007	(4.24%)
Annual Return 2008	rr_AnnualReturn2008	(21.15%)
Annual Return 2009	rr_AnnualReturn2009	82.37%
Annual Return 2010	rr_AnnualReturn2010	26.44%
Annual Return 2011	rr_AnnualReturn2011	5.92%
Annual Return 2012	rr_AnnualReturn2012	12.47%
Annual Return 2013	rr_AnnualReturn2013	7.90%
Annual Return 2014	rr_AnnualReturn2014	4.72%
Annual Return 2015	rr_AnnualReturn2015	(1.09%)
Annual Return 2016	rr_AnnualReturn2016	22.48%
1 Year	rr_AverageAnnualReturnYear01	22.48%
5 Years	rr_AverageAnnualReturnYear05	9.01%
10 Years	rr_AverageAnnualReturnYear10	11.00%
Boston Partners Institutional Class | Boston Partners Long/Short Equity Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.48%	[15]
5 Years	rr_AverageAnnualReturnYear05	7.55%	[15]
10 Years	rr_AverageAnnualReturnYear10	8.70%	[15]
Boston Partners Institutional Class | Boston Partners Long/Short Equity Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	6.89%
10 Years	rr_AverageAnnualReturnYear10	8.12%
Boston Partners Institutional Class | Boston Partners Long/Short Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Boston Partners Institutional Class | Boston Partners Long/Short Research Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT RESEARCH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a hedged strategy. The Fund actively invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales (i.e. sales of securities the Fund does not own) are invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage.

The Fund invests, both long and short, in equity securities issued by large-, mid- and small (or "micro") cap companies, as well as other instruments that are convertible into equity securities. Selling securities short is a form of leverage. Equity securities in which the Fund may invest include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts ("REITs"), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Fund may also invest in depositary receipts and equity securities of foreign companies (denominated in either U.S. dollars or foreign currencies), put and call options, futures, indexed securities and fixed-income securities (including bonds, notes, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments) and high yield securities (commonly referred to as "junk bonds"). Fixed income securities in which the Fund invests include those rated between AAA and D by a nationally recognized statistical rating organization, or deemed of comparable quality by the Adviser. The Adviser may also temporarily invest uninvested cash in money market funds and similar collective investment vehicles. The Fund may also seek to increase its income by lending portfolio securities.

The Adviser determines the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the U.S. equity market by investing less than 100% of its assets in net long positions. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. The Adviser selects stocks on the basis of three criteria: value, fundamental business strength and momentum. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Although the Fund seeks to follow a hedged strategy, there can be no assurance that the Fund's portfolio or investments will be insulated from market moves or effectively hedged against risk.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and applicable SEC orders.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The principal derivative instruments in which the Fund invests are futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps. The Fund's investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations (of any rating, including defaulted securities and unrated securities), including bonds and debentures, issued by corporations and business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

• Foreign Securities Risk. International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and financial practices.

• Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Management Risk. The Fund is subject to the risk of poor stock selection. The Adviser may be incorrect in the stocks it buys and believes to be undervalued and in stocks it sells short and believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio.

• Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund's obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund's loss on a short sale is potentially unlimited.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

• Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 300%; however, it may be higher if the Adviser believes it will improve the Fund's performance.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.

• Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

• Indexed Securities Risk. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values that rise and fall according to the change in one or more specified indices and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Long/Short Research Fund's Institutional Class. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	8.37% (quarter ended December 31, 2011)
Worst Quarter:	-9.89% (quarter ended September 30, 2011)

The year-to-date total return for the nine months ended September 30, 2017 was 6.08%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Institutional Class | Boston Partners Long/Short Research Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPIRX
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on short sales	rbb_DividendExpenseOnShortSales	0.80%	[18]
Interest expense on borrowings	rbb_InterestExpenseOnBorrowings	0.06%	[18]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[21]
One Year	rr_ExpenseExampleYear01	$ 2,271
Three Years	rr_ExpenseExampleYear03	7,002
Five Years	rr_ExpenseExampleYear05	11,999
Ten Years	rr_ExpenseExampleYear10	$ 25,748
Annual Return 2011	rr_AnnualReturn2011	3.40%
Annual Return 2012	rr_AnnualReturn2012	13.37%
Annual Return 2013	rr_AnnualReturn2013	17.77%
Annual Return 2014	rr_AnnualReturn2014	7.15%
Annual Return 2015	rr_AnnualReturn2015	1.52%
Annual Return 2016	rr_AnnualReturn2016	3.62%
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	8.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Boston Partners Institutional Class | Boston Partners Long/Short Research Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%	[15]
5 Years	rr_AverageAnnualReturnYear05	8.20%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	8.20%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[15]
Boston Partners Institutional Class | Boston Partners Long/Short Research Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Boston Partners Institutional Class | Boston Partners Long/Short Research Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	13.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
Boston Partners Institutional Class | WPG Partners Small/Micro Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — WPG PARTNERS SMALL/MICRO CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Currently, the Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index. As of November 30, 2017, the median market capitalization of the companies in the Russell 2000® Value Index is $726 million and the largest stock is $9.33 billion. The Fund may invest in depository receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including (without limitation):

• Securities convertible into common stocks.

• Shares of real estate investment trusts ("REITs").

• Warrants and rights to purchase common stocks.

• Preferred stocks.

• Exchange traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: The Adviser uses a value approach to select the Fund's investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security's potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

• Increasing returns on invested capital.

• Companies who have demonstrated an ability to generate high return on invested capital (ROIC).

• Companies which provide solid cash flows with appropriate capital.

• Potential catalysts such as new products, cyclical upturns and changes in management.

• Low market valuations relative to earnings forecast, book value, cash flow and sales.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

• Small Cap Companies Risk. The small capitalization equity securities in which the Fund may invest will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

• Special Situations Risk. The Fund will seek to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Fund.

• Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the WPG Partners Small/Micro Cap Value Fund's Institutional Class. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	28.51% (quarter ended June 30, 2009)
Worst Quarter:	-30.21% (quarter ended December 31, 2008)

The year-to-date total return for the nine months ended September 30, 2017 was 1.65%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.21%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Institutional Class | WPG Partners Small/Micro Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPGTX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[22]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
One Year	rr_ExpenseExampleYear01	$ 1,121
Three Years	rr_ExpenseExampleYear03	3,902
Five Years	rr_ExpenseExampleYear05	6,894
Ten Years	rr_ExpenseExampleYear10	$ 15,398
Annual Return 2007	rr_AnnualReturn2007	(7.04%)
Annual Return 2008	rr_AnnualReturn2008	(38.73%)
Annual Return 2009	rr_AnnualReturn2009	41.23%
Annual Return 2010	rr_AnnualReturn2010	26.10%
Annual Return 2011	rr_AnnualReturn2011	(11.95%)
Annual Return 2012	rr_AnnualReturn2012	22.88%
Annual Return 2013	rr_AnnualReturn2013	42.08%
Annual Return 2014	rr_AnnualReturn2014	(3.62%)
Annual Return 2015	rr_AnnualReturn2015	(13.74%)
Annual Return 2016	rr_AnnualReturn2016	19.63%
1 Year	rr_AverageAnnualReturnYear01	19.63%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Boston Partners Institutional Class | WPG Partners Small/Micro Cap Value Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.51%	[15]
5 Years	rr_AverageAnnualReturnYear05	10.06%	[15]
10 Years	rr_AverageAnnualReturnYear10	3.30%	[15]
Boston Partners Institutional Class | WPG Partners Small/Micro Cap Value Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	8.96%
10 Years	rr_AverageAnnualReturnYear10	3.25%
Boston Partners Institutional Class | WPG Partners Small/Micro Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Boston Partners Institutional Class | Boston Partners Global Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity- related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs") and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by the Adviser to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. The Adviser applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, the Adviser considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer's inherent value.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes ("P-notes") are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

• Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

• Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

• Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

• Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

• Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

• Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

• Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Global Equity Fund's Institutional Class. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.70% (quarter ended March 31, 2012)
Worst Quarter:	-9.22% (quarter ended September 30, 2015)

The year-to-date total return for the nine months ended September 30, 2017 was 13.77%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Institutional Class | Boston Partners Global Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGIX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[23]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.96%
One Year	rr_ExpenseExampleYear01	$ 979
Three Years	rr_ExpenseExampleYear03	3,251
Five Years	rr_ExpenseExampleYear05	5,706
Ten Years	rr_ExpenseExampleYear10	$ 12,744
Annual Return 2012	rr_AnnualReturn2012	15.34%
Annual Return 2013	rr_AnnualReturn2013	32.67%
Annual Return 2014	rr_AnnualReturn2014	4.34%
Annual Return 2015	rr_AnnualReturn2015	0.80%
Annual Return 2016	rr_AnnualReturn2016	8.50%
1 Year	rr_AverageAnnualReturnYear01	8.50%
5 Years	rr_AverageAnnualReturnYear05	11.79%
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Boston Partners Institutional Class | Boston Partners Global Equity Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.02%	[15]
5 Years	rr_AverageAnnualReturnYear05	11.15%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	11.14%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011	[15]
Boston Partners Institutional Class | Boston Partners Global Equity Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Boston Partners Institutional Class | Boston Partners Global Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	11.04%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Boston Partners Institutional Class | Boston Partners Global Long/Short Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS GLOBAL LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage. The Fund invests, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, including return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs") and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund's portfolio is rebalanced regularly. The Adviser assesses each investment's changing characteristics relative to its contribution to portfolio risk. The Adviser will sell an investment held long or close out a short position that the Adviser believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, the Adviser expects to sell securities short so that the Fund's portfolio is approximately 50% net long with an average of between 30% and 70% net long.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as "junk bonds") are rated BB or lower by Standard & Poor's Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes ("P-notes") are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

• Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

• Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund's obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund's loss on a short sale is potentially unlimited. The use of short sales may cause the Fund to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

• Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund's performance.

• Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• Exchange-Traded Fund Risk. Exchange traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

• Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Global Long/Short Fund's Institutional Class. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	4.10% (quarter ended June 30, 2015)
Worst Quarter:	-2.06% (quarter ended September 30, 2015)

The year-to-date total return for the nine months ended September 30, 2017 was 4.09%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Institutional Class | Boston Partners Global Long/Short Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGLSX
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on short sales	rbb_DividendExpenseOnShortSales	0.88%	[24]
Interest expense on borrowings	rbb_InterestExpenseOnBorrowings	0.05%	[24]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%	[25]
One Year	rr_ExpenseExampleYear01	$ 2,671
Three Years	rr_ExpenseExampleYear03	8,204
Five Years	rr_ExpenseExampleYear05	14,001
Ten Years	rr_ExpenseExampleYear10	$ 29,734
Annual Return 2014	rr_AnnualReturn2014	1.40%
Annual Return 2015	rr_AnnualReturn2015	6.55%
Annual Return 2016	rr_AnnualReturn2016	2.36%
1 Year	rr_AverageAnnualReturnYear01	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Boston Partners Institutional Class | Boston Partners Global Long/Short Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.30%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013	[15]
Boston Partners Institutional Class | Boston Partners Global Long/Short Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Boston Partners Institutional Class | Boston Partners Global Long/Short Fund | MSCI® World Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
Boston Partners Institutional Class | Boston Partners Emerging Markets Long/Short Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 184% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	184.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will pursue its objective through a multi-strategy long-short portfolio of equity securities and financial investments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the Adviser using its "three circles" approach which combines a quantitative screening with a fundamental bottom up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g. high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g. rising earnings estimates, outperform stocks with negative business momentum. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the securities of emerging market issuers, related derivative instruments and other investments that are tied economically to emerging market countries. The Adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets, independent of above definitions 1 through 3. The Adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer's primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

In managing the Fund's portfolio, the Adviser will seek to identify mispriced publicly traded equity securities of emerging market companies including shorting securities that the Adviser believes will underperform and purchasing securities that the Adviser believes will outperform.

The long portion of the portfolio will emphasize low valuation, positive business momentum and high quality securities. The short portfolio will emphasize securities with high valuation risk, high balance sheet risk and signs of slowing sales and earnings momentum.

The Fund's portfolio is rebalanced regularly to maintain the optimal risk/return trade-off. The Adviser assesses each stock's changing characteristics relative to its contribution to portfolio risk. The Adviser will sell a stock held long or close out a short position in a stock that the Adviser believes no longer offers an appropriate return-to-risk tradeoff.

The equity securities in which the Fund will invest include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs") and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers").

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as "junk bonds") are rated BB or lower by Standard & Poor's Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded. The Fund will primarily invest in fixed income instruments, including high yield fixed income obligations, when the Fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.

Under normal circumstances, the Adviser expects that the Fund's long positions will not exceed approximately 50% of the Fund's net assets with a typical range of 30% to 70% net long.

The Fund's long and short positions may involve (without limit) equity securities of non-U.S. issuers that are traded in the markets of the United States.

In addition to the short sales discussed above, the Fund may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It is currently expected that the majority of the Fund's short sales will not be against the box.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

In general, the Fund's investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and applicable SEC orders.

The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may also seek to increase its income by lending portfolio securities.

The Fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. Contracts for differences offer exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The Fund's investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Limited Operating History Risk. The Fund has a limited operating history upon which prospective investors can evaluate its performance. Although the investment strategies described herein may have been utilized by investment accounts managed by the Adviser's investment team, past performance is not indicative of future results.

• New Fund Risk. As a new Fund, there can be no assurance that the Fund will grow to or maintain economically viable size.

• Management Risk. The Fund is subject to the risk of poor stock selection. The Adviser may not be successful in its strategy of taking long positions in securities the Adviser believes to be undervalued and short positions in securities the Adviser believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make. Investments the Fund makes may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

• Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling is speculative and also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund's obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in the value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund's loss on a short sale is potentially unlimited. The use of short sales may cause the Fund to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

• Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

• Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

• Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund's performance.

• Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

• Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, contracts for differences, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

• Exchange Traded Fund Risk. Exchange traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in the duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

• Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Fund. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Markets Long/Short Equity (the "Prior Account") transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown below for periods prior to December 15, 2015 is that of the Prior Account. The Fund's objectives, policies, guidelines and restrictions are in all material respects equivalent to the Prior Account. The Fund is managed by Joseph F. Feeney, Jr. and Paul Korngiebel, the same Prior Account portfolio managers that managed the Prior Account since its inception in 2015. The Prior Account was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Prior Account had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Prior Account's restated past performance. The Prior Account's performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Prior Account. The Prior Account was not a regulated investment company under Subchapter M of the Internal Revenue Code and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	7.91% (quarter ended December 31, 2016)
Worst Quarter:	-6.25% (quarter ended September 30, 2015)

The year-to-date total return for the nine months ended September 30, 2017 was 21.34%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class, including the Prior Account, both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Institutional Class | Boston Partners Emerging Markets Long/Short Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BELSX
Management Fees	rr_ManagementFeesOverAssets	1.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense on short sales	rbb_DividendExpenseOnShortSales	0.06%	[26]
Interest expense on borrowings	rbb_InterestExpenseOnBorrowings	0.01%	[26]
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[27]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[28]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.18%
One Year	rr_ExpenseExampleYear01	$ 2,211
Three Years	rr_ExpenseExampleYear03	8,585
Five Years	rr_ExpenseExampleYear05	15,212
Ten Years	rr_ExpenseExampleYear10	$ 32,950
Annual Return 2015	rr_AnnualReturn2015	(5.35%)
Annual Return 2016	rr_AnnualReturn2016	7.91%
1 Year	rr_AverageAnnualReturnYear01	7.91%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%	[29]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015
Boston Partners Institutional Class | Boston Partners Emerging Markets Long/Short Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[29]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015
Boston Partners Institutional Class | Boston Partners Emerging Markets Long/Short Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[29]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015
Boston Partners Institutional Class | Boston Partners Emerging Markets Long/Short Fund | MSCI® Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.51%)	[29]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2015
Boston Partners Institutional Class | Boston Partners Emerging Markets Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund had not completed its first fiscal year as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets. Securities are selected by the Adviser using its "three circles" approach which combines a quantitative screening with a fundamental bottom up selection process. This investment strategy is grounded in the following principles: (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g. high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g. rising earnings estimates, outperform stocks with negative business momentum. The Adviser examines various factors in determining the value characteristics of issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return-on-equity and earnings growth and cash flow.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the securities of emerging market issuers, related derivative instruments and other investments that are tied economically to emerging market countries. The Adviser considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. Due to the unique relationship between China and its separately administered regions, the Adviser includes Hong Kong and Macau as emerging markets, independent of above definitions 1 through 3. The Adviser determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer's primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

In managing the Fund's portfolio, the Adviser will seek to identify mispriced publicly traded equity securities of emerging market companies and purchase securities that the Adviser believes will outperform, emphasizing low valuation, positive business momentum and high quality.

The Fund's portfolio is rebalanced regularly to maintain the optimal risk/return trade-off. The Adviser assesses each stock's changing characteristics relative to its contribution to portfolio risk. The Adviser will sell a stock that the Adviser believes no longer offers an appropriate return-to-risk tradeoff. The Fund's investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

The equity securities in which the Fund will invest, which may include equity securities of non-U.S. issuers that are traded in the markets of the United States, include equity securities issued by large-, mid- and small- or micro-cap companies, as well as exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs") and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers").

The Fund may invest up to 20% of its net assets in high yield debt obligations (commonly known as "junk bonds"), such as bonds and debentures, used by corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Junk bonds are rated BB or lower by Standard & Poor's Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded. The Fund will primarily invest in fixed income instruments, including high yield debt obligations, when the Fund believes that such instruments offer a better risk/reward profile than comparable equity opportunities.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

In general, the Fund's investments will be spread over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and applicable SEC orders.

The Fund may participate as a purchaser in initial public offerings of securities ("IPOs"). An IPO is a company's first offering of stock to the public.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may also seek to increase its income by lending portfolio securities.

The Fund will invest in derivatives, including put and call options, futures, contracts for differences, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes. Contracts for differences offer exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The Fund's investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund makes may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

• Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

• Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

• Mid-Cap Companies Risk. The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

• Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

• Portfolio Turnover Risk. The Fund may frequently trade its portfolio securities, resulting in higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund's performance.

• Segregated Account Risk. The Fund's transactions in derivative instruments may require the Fund to establish a segregated account consisting of cash or liquid securities in an amount sufficient to cover the transactions. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

• Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, contracts for differences, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

• Exchange Traded Fund Risk. Exchange traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in the duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in Junk Bonds, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such Junk Bonds are not considered to be investment grade.

• Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this Prospectus. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have one full calendar year of performance prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Boston Partners Institutional Class | Boston Partners Emerging Markets Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPEMX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[31]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
One Year	rr_ExpenseExampleYear01	$ 1,121
Three Years	rr_ExpenseExampleYear03	$ 4,009
Boston Partners Investor Class | Boston Partners Small Cap Value Fund II
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS SMALL CAP VALUE FUND II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. As of November 30, 2017, the median market capitalization of this index was $1.77 billion and the largest stock was $7.25 billion. Please note that this range is as of a particular point in time and is subject to change.

The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Small Cap Companies Risk. The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than the market capitalization of companies in the Russell 2000® Value Index. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than the market capitalization of companies in the Russell 2000® Value Index and are more susceptible to changes in the business cycle.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Small Cap Value Fund II's Investor Class. The bar chart below shows you how the performance of the Fund's Investor Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Investor Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	29.32% (quarter ended June 30, 2009)
Worst Quarter:	-26.42% (quarter ended December 31, 2008)

The year-to-date total return for the nine months ended September 30, 2017 was 6.25%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Investor Class | Boston Partners Small Cap Value Fund II | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPSCX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[32]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.36%
One Year	rr_ExpenseExampleYear01	$ 138
Three Years	rr_ExpenseExampleYear03	448
Five Years	rr_ExpenseExampleYear05	779
Ten Years	rr_ExpenseExampleYear10	$ 1,717
Annual Return 2007	rr_AnnualReturn2007	7.56%
Annual Return 2008	rr_AnnualReturn2008	(34.82%)
Annual Return 2009	rr_AnnualReturn2009	48.99%
Annual Return 2010	rr_AnnualReturn2010	18.24%
Annual Return 2011	rr_AnnualReturn2011	(3.67%)
Annual Return 2012	rr_AnnualReturn2012	22.54%
Annual Return 2013	rr_AnnualReturn2013	34.40%
Annual Return 2014	rr_AnnualReturn2014	3.90%
Annual Return 2015	rr_AnnualReturn2015	(4.57%)
Annual Return 2016	rr_AnnualReturn2016	25.68%
1 Year	rr_AverageAnnualReturnYear01	25.68%
5 Years	rr_AverageAnnualReturnYear05	15.47%
10 Years	rr_AverageAnnualReturnYear10	7.70%
Boston Partners Investor Class | Boston Partners Small Cap Value Fund II | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.07%	[15]
5 Years	rr_AverageAnnualReturnYear05	14.96%	[15]
10 Years	rr_AverageAnnualReturnYear10	6.75%	[15]
Boston Partners Investor Class | Boston Partners Small Cap Value Fund II | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.04%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.09%
Boston Partners Investor Class | Boston Partners Small Cap Value Fund II | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Boston Partners Investor Class | Boston Partners All-Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS ALL-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers across the capitalization spectrum and identified by the Adviser as having value characteristics.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners All-Cap Value Fund's Investor Class. The bar chart below shows you how the performance of the Fund's Investor Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Investor Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	18.56% (quarter ended June 30, 2009)
Worst Quarter:	-17.62% (quarter ended September 30, 2011)

The year-to-date total return for the nine months ended September 30, 2017 was 12.19%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Investor Class | Boston Partners All-Cap Value Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAVX
Management Fees	rr_ManagementFeesOverAssets	0.70%	[16]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[33]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%
One Year	rr_ExpenseExampleYear01	$ 108
Three Years	rr_ExpenseExampleYear03	354
Five Years	rr_ExpenseExampleYear05	620
Ten Years	rr_ExpenseExampleYear10	$ 1,379
Annual Return 2007	rr_AnnualReturn2007	1.23%
Annual Return 2008	rr_AnnualReturn2008	(27.56%)
Annual Return 2009	rr_AnnualReturn2009	30.77%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Annual Return 2011	rr_AnnualReturn2011	(1.62%)
Annual Return 2012	rr_AnnualReturn2012	15.61%
Annual Return 2013	rr_AnnualReturn2013	38.92%
Annual Return 2014	rr_AnnualReturn2014	11.98%
Annual Return 2015	rr_AnnualReturn2015	0.69%
Annual Return 2016	rr_AnnualReturn2016	14.52%
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	15.70%
10 Years	rr_AverageAnnualReturnYear10	8.27%
Boston Partners Investor Class | Boston Partners All-Cap Value Fund | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%	[15]
5 Years	rr_AverageAnnualReturnYear05	14.56%	[15]
10 Years	rr_AverageAnnualReturnYear10	7.34%	[15]
Boston Partners Investor Class | Boston Partners All-Cap Value Fund | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.03%
5 Years	rr_AverageAnnualReturnYear05	12.51%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Boston Partners Investor Class | Boston Partners All-Cap Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	14.81%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Boston Partners Investor Class | Boston Partners Long/Short Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage. The Fund invests, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities.

Under normal circumstances, the Adviser expects that the Fund's long positions will not exceed approximately 125% of the Fund's net assets.

The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations. High yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

• Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund's performance.

• Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Long/Short Equity Fund's Investor Class. The bar chart below shows you how the performance of the Fund's Investor Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Investor Class has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	38.45% (quarter ended June 30, 2009)
Worst Quarter:	-19.44% (quarter ended December 31, 2008)

The year-to-date total return for the nine months ended September 30, 2017 was -0.15%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.44%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

Boston Partners Investor Class | Boston Partners Long/Short Equity Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPLEX
Management Fees	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expense on short sales	rbb_DividendExpenseOnShortSales	0.16%	[18]
Interest expense on borrowings	rbb_InterestExpenseOnBorrowings	0.25%	[18]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%	[34]
One Year	rr_ExpenseExampleYear01	$ 309
Three Years	rr_ExpenseExampleYear03	945
Five Years	rr_ExpenseExampleYear05	1,606
Ten Years	rr_ExpenseExampleYear10	$ 3,374
Annual Return 2007	rr_AnnualReturn2007	(4.42%)
Annual Return 2008	rr_AnnualReturn2008	(21.33%)
Annual Return 2009	rr_AnnualReturn2009	80.92%
Annual Return 2010	rr_AnnualReturn2010	26.14%
Annual Return 2011	rr_AnnualReturn2011	5.63%
Annual Return 2012	rr_AnnualReturn2012	12.25%
Annual Return 2013	rr_AnnualReturn2013	7.59%
Annual Return 2014	rr_AnnualReturn2014	4.49%
Annual Return 2015	rr_AnnualReturn2015	(1.39%)
Annual Return 2016	rr_AnnualReturn2016	22.19%
1 Year	rr_AverageAnnualReturnYear01	22.19%
5 Years	rr_AverageAnnualReturnYear05	8.74%
10 Years	rr_AverageAnnualReturnYear10	10.67%
Boston Partners Investor Class | Boston Partners Long/Short Equity Fund | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.19%	[15]
5 Years	rr_AverageAnnualReturnYear05	7.19%	[15]
10 Years	rr_AverageAnnualReturnYear10	8.29%	[15]
Boston Partners Investor Class | Boston Partners Long/Short Equity Fund | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	6.66%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Boston Partners Investor Class | Boston Partners Long/Short Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Boston Partners Investor Class | Boston Partners Long/Short Research Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS LONG/SHORT RESEARCH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a hedged strategy. The Fund actively invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales (i.e. sales of securities the Fund does not own) are invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage.

The Fund invests, both long and short, in equity securities issued by large-, mid- and small (or "micro")-cap companies, as well as other instruments that are convertible into equity securities. Equity securities in which the Fund may invest include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts ("REITs"), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Fund may also invest in depository receipts and equity securities of foreign companies (denominated in either U.S. dollars or foreign currencies), put and call options, futures, indexed securities and fixed-income securities (including bonds, notes, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments) and high yield securities (commonly referred to as "junk bonds"). Fixed income securities in which the Fund invests include those rated between AAA and D by a nationally recognized statistical rating organization ("NRSRO"), or deemed of comparable quality by the Adviser. The Adviser may also temporarily invest uninvested cash in money market funds and similar collective investment vehicles. The Fund may also seek to increase its income by lending portfolio securities.

The Adviser determines the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the U.S. equity market by investing less than 100% of its assets in net long positions. Selection of individual securities to be held long or sold short will be based on a mix of quantitative techniques and fundamental security analysis. The Adviser selects stocks on the basis of three criteria: value, fundamental business strength and momentum. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

Although the Fund seeks to follow a hedged strategy, there can be no assurance that the Fund's portfolio or investments will be insulated from market moves or effectively hedged against risk.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry, except that the Fund may invest in exchange traded funds to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and applicable SEC orders.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The principal derivative instruments in which the Fund invests are futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps. The Fund's investments in derivative instruments may be leveraged and result in losses exceeding the amounts invested.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations (of any rating, including defaulted securities and unrated securities), including bonds and debentures, issued by corporations and business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

• Foreign Securities Risk. International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and financial practices.

• Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Management Risk. The Fund is subject to the risk of poor stock selection. The Adviser may be incorrect in the stocks it buys and believes to be undervalued and in stocks it sells short and believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio.

• Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund's obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund's loss on a short sale is potentially unlimited.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITS that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

• Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 300%; however, it may be higher if the Adviser believes it will improve the Fund's performance.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.

• Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

• Indexed Securities Risk. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values that rise and fall according to the change in one or more specified indices and may have characteristics similar to direct investments in the underlying securities. Depending on the index, such securities may have greater volatility than the market as a whole.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an Adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Long/Short Research Fund's Investor Class. The bar chart below shows you how the performance of the Fund's Investor Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Investor Class has varied year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	8.29% (quarter ended December 31, 2011)
Worst Quarter:	-9.91% (quarter ended September 30, 2011)

The year-to-date total return for the nine months ended September 30, 2017 was 5.85%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.91%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

 The table below compares the average annual total returns for the Fund's Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Investor Class | Boston Partners Long/Short Research Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPRRX
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expense on short sales	rbb_DividendExpenseOnShortSales	0.80%	[18]
Interest expense on borrowings	rbb_InterestExpenseOnBorrowings	0.06%	[18]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[35]
One Year	rr_ExpenseExampleYear01	$ 252
Three Years	rr_ExpenseExampleYear03	776
Five Years	rr_ExpenseExampleYear05	1,326
Ten Years	rr_ExpenseExampleYear10	$ 2,826
Annual Return 2011	rr_AnnualReturn2011	3.12%
Annual Return 2012	rr_AnnualReturn2012	13.13%
Annual Return 2013	rr_AnnualReturn2013	17.45%
Annual Return 2014	rr_AnnualReturn2014	6.86%
Annual Return 2015	rr_AnnualReturn2015	1.27%
Annual Return 2016	rr_AnnualReturn2016	3.40%
1 Year	rr_AverageAnnualReturnYear01	3.40%
5 Years	rr_AverageAnnualReturnYear05	8.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Boston Partners Investor Class | Boston Partners Long/Short Research Fund | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.40%	[15]
5 Years	rr_AverageAnnualReturnYear05	7.94%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010	[15]
Boston Partners Investor Class | Boston Partners Long/Short Research Fund | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Boston Partners Investor Class | Boston Partners Long/Short Research Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	10.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Boston Partners Investor Class | Boston Partners Global Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund's Institutional Class was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a non-diversified portfolio of equity and equity-related securities issued by U.S. and non-U.S. companies of any capitalization size. The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, participatory notes, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")) and real estate investment trusts ("REITs"), and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund generally invests in the equity securities of issuers believed by the Adviser to be undervalued in the marketplace, focusing on issuers that combine attractive valuations with catalysts for change. The Adviser applies a bottom-up stock selection process (i.e., one that focuses primarily on issuer-specific factors) in managing the Fund, using a combination of fundamental and quantitative analysis. In selecting investments for the Fund, the Adviser considers various factors such as price-to-book value, price-to-sales and earnings ratios, dividend yields, strength of management, and cash flow to identify securities that are trading at a price that appears to be lower than the issuer's inherent value.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO").An IPO is a company's first offering of stock to the public. The Fund may also seek to increase its income by lending portfolio securities.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes ("P-notes") are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

• Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

• Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

• Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage fund and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

• Small/Mid-Cap Companies Risk. Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the- counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. Redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees in addition to the Fund's own expenses.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

• Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Boston Partners Global Equity Fund's Investor Class has not yet commenced operations. The bar chart and table below illustrate the performance of the Fund's Institutional Class, which is offered in a separate Prospectus. Had the Investor Class been operational during the periods in the chart and table below, it would have had substantially similar annual returns as the Institutional Class because the Investor Class is invested in the same portfolio of securities. Annual returns would differ only to the extent that the Investor Class and Institutional Class do not have the same expenses. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risk of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risk of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Boston Partners Global Equity Fund's Investor Class has not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.70% (quarter ended March 31, 2012)
Worst Quarter:	-9.22% (quarter ended September 30, 2015)

The year-to-date total return for the nine months ended September 30, 2017 was 13.77%.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart and table below illustrate the performance of the Fund's Institutional Class, which is offered in a separate Prospectus.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Investor Class | Boston Partners Global Equity Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGRX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[36]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.21%
One Year	rr_ExpenseExampleYear01	$ 123
Three Years	rr_ExpenseExampleYear03	403
Five Years	rr_ExpenseExampleYear05	704
Ten Years	rr_ExpenseExampleYear10	$ 1,560
Annual Return 2012	rr_AnnualReturn2012	15.34%
Annual Return 2013	rr_AnnualReturn2013	32.67%
Annual Return 2014	rr_AnnualReturn2014	4.34%
Annual Return 2015	rr_AnnualReturn2015	0.80%
Annual Return 2016	rr_AnnualReturn2016	8.50%
1 Year	rr_AverageAnnualReturnYear01	8.50%
5 Years	rr_AverageAnnualReturnYear05	11.79%
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Boston Partners Investor Class | Boston Partners Global Equity Fund | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.02%	[15]
5 Years	rr_AverageAnnualReturnYear05	11.15%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	11.14%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011	[15]
Boston Partners Investor Class | Boston Partners Global Equity Fund | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Boston Partners Investor Class | Boston Partners Global Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	11.04%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2011
Boston Partners Investor Class | Boston Partners Global Long/Short Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — BOSTON PARTNERS GLOBAL LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the portfolio turnover rate for the Fund was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and Fund operating expenses remain the same. Although your actual costs and returns might be different, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Short sales are considered speculative transactions and a form of leverage The Fund invests, both long and short, in securities issued by U.S. and non-U.S. companies of any capitalization size.

With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund may invest in securities of companies operating for three years or less ("unseasoned issuers"). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, including return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may invest in all types of equity and equity-related securities, including without limitation exchange-traded and over-the-counter common and preferred stocks, warrants, options, rights, convertible securities, sponsored and unsponsored depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies (including exchanged-traded funds ("ETFs")), real estate investment trusts ("REITs") and equity participations. An equity participation is a type of loan that gives the lender a portion of equity ownership in a property, in addition to principal and interest payments. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The Fund defines non-U.S. companies as companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States. Under normal market conditions, the Fund invests significantly (ordinarily at least 40% — unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund principally will be invested in issuers located in countries with developed securities markets, but may also invest in issuers located in emerging markets. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund's portfolio is rebalanced regularly. The Adviser assesses each investment's changing characteristics relative to its contribution to portfolio risk. The Adviser will sell an investment held long or close out a short position that the Adviser believes no longer offers an appropriate return-to-risk tradeoff.

Under normal circumstances, the Adviser expects to sell securities short so that the Fund's portfolio is approximately 50% net long with an average of between 30% and 70% net long.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

The Fund may participate as a purchaser in initial public offerings of securities ("IPO"). An IPO is a company's first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by U.S. and foreign corporations and other business organizations (e.g. trusts or limited liability companies). Such high yield debt obligations are not considered to be investment grade. Non-investment grade fixed income securities (commonly known as "junk bonds") are rated BB or lower by Standard & Poor's Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (or, if unrated are determined by the Adviser to be of comparable quality at the time of investment). The Fund may invest in securities of the lowest rating category, including securities in default. The Adviser may, but is not required to, sell a bond or note held by the Fund in the event that its credit rating is downgraded.

The Fund may (but is not required to) invest in derivatives, including put and call options, futures, forward contracts and swaps, in lieu of investing directly in a security, currency or instrument, for hedging and non-hedging purposes.

While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments and make investments inconsistent with its investment objectives. The Adviser will determine when market conditions warrant temporary defensive measures.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

• Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

• High Yield Debt Obligations Risk. The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade.

• Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through "sponsored" or "unsponsored" facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes ("P-notes") are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk.

• Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

• Currency Risk. Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Short Sales Risk. Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price rises. In a rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. Short selling also involves the risks of: increased leverage, and its accompanying potential for losses; the potential inability to reacquire a security in a timely manner, or at an acceptable price; the possibility of the lender terminating the loan at any time, forcing the Fund to close the transaction under unfavorable circumstances; the additional costs that may be incurred; and the potential loss of investment flexibility caused by the Fund's obligations to provide collateral to the lender and set aside assets to cover the open position. Short sales "against the box" may protect the Fund against the risk of losses in the value of a portfolio security because any decline in value of the security should be wholly or partially offset by a corresponding gain in the short position. Any potential gains in the security, however, would be wholly or partially offset by a corresponding loss in the short position. Short sales that are not "against the box" involve a form of investment leverage, and the amount of the Fund's loss on a short sale is potentially unlimited. The use of short sales may cause the Fund to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender.

• Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

• Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Losses incurred by the Fund in writing options can be potentially unlimited.

• Derivatives Risk. The Fund's investments in derivative instruments, which include futures and options on securities, securities indices or currencies, options on these futures, forward foreign currency contracts and interest rate or currency swaps, may be leveraged and result in losses exceeding the amounts invested.

• REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.

• Unseasoned Issuers Risk. Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

• Small-Cap Companies Risk. The small capitalization equity securities in which the Fund may invest may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser's judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

• Portfolio Turnover Risk. If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund's performance.

• Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

• Illiquid Securities Risk. Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

• IPO Risk. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

• Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

• Exchange-Traded Fund Risk. Exchange-traded funds ("ETFs") are a type of investment company bought and sold on a securities exchange. An ETF typically represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities that they are designed to track, although lack of liquidity in an ETF could result in its being more volatile. Some ETFs are actively-managed by an investment adviser and/or sub-advisers. Actively-managed ETFs are subject to the risk of poor investment selection. The Fund may incur brokerage fees in connection with its purchase of ETF shares. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

• Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the long-term performance of the Boston Partners Global Long/Short Fund's Investor Class. The bar chart below shows you how the performance of the Fund's Investor Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Investor Class has varied year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-261-4073
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boston-partners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	4.01% (quarter ended June 30, 2015)
Worst Quarter:	-2.26% (quarter ended September 30, 2015)

The year-to-date total return for the nine months ended September 30, 2017 was 3.93%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.26%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund's Investor Class both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Boston Partners Investor Class | Boston Partners Global Long/Short Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGRSX
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expense on short sales	rbb_DividendExpenseOnShortSales	0.88%	[18]
Interest expense on borrowings	rbb_InterestExpenseOnBorrowings	0.05%	[18]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[19]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%	[37]
One Year	rr_ExpenseExampleYear01	$ 292
Three Years	rr_ExpenseExampleYear03	895
Five Years	rr_ExpenseExampleYear05	1,523
Ten Years	rr_ExpenseExampleYear10	$ 3,214
Annual Return 2015	rr_AnnualReturn2015	6.26%
Annual Return 2016	rr_AnnualReturn2016	2.09%
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2014
Boston Partners Investor Class | Boston Partners Global Long/Short Fund | After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.06%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2014	[15]
Boston Partners Investor Class | Boston Partners Global Long/Short Fund | After Taxes on Distributions and Sales | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2014
Boston Partners Investor Class | Boston Partners Global Long/Short Fund | MSCI® World Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2014
Campbell Dynamic Trend Fund | Campbell Dynamic Trend Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Campbell Dynamic Trend Fund (the "Fund") is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the "Shares").
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by (i) investing its assets pursuant to the Campbell Dynamic Trend Program; (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the "Subsidiary"), which is organized under the laws of the Cayman Islands and employs the Manager's Campbell Dynamic Trend Program (formerly, Manager's Campbell Core Trend Program) (as described below), and (iii) allocating the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade.

The Fund seeks to generate attractive risk-adjusted returns by exploiting the tendency of asset markets to exhibit persistent trends. The Fund is diversified across global futures and forward markets and can be either long or short, resulting in a low long-term correlation to traditional investments.

Campbell's investment philosophy is driven by a belief that markets are broadly efficient but trends emerge and remain due to shifts in supply, demand, and other economic factors. Asset mispricing can occur as a result of instability and uncertainty in markets, strongly-held opinions by market participants, or an unreliable flow of market information.

The Fund invests pursuant to the Manager's Dynamic Trend Program, which uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of technical data across global financial and commodity markets. The Campbell Dynamic Trend Program is designed to analyze market data to identify trends occurring within and across markets and asset classes globally. Once identified, these trends are converted into mathematical models that can be historically tested. Once a model is developed and thoroughly tested, it undergoes a rigorous peer review process to evaluate strength of theory and robustness. Model assumptions and other criteria are also analyzed, including tail risk, broad level risk factor exposures, market diversification, correlation, and volatility as well as transaction costs. New models must demonstrate efficacy on a stand-alone basis while complimenting the existing portfolio.

Forecasts and positions for each asset are created by evaluating its historical risk-adjusted performance over a number of time horizons, considering the balance between potential trend reversals, measurement accuracy, and portfolio turnover. Campbell's market-based trend strategies are combined with a dynamic risk targeting framework, which employs a feedback loop designed to enhance the portfolio's effectiveness during long duration crisis periods. The framework is designed to vary portfolio risk, within predefined bounds, to closely align with equity volatility. In particular, the dynamic risk targeting process increases risk as equity volatility rises and correlation with the equity benchmark (the S&P 500®) is low. Conversely, the dynamic risk targeting process decreases risk as equity volatility falls and correlation with the equity benchmark is high. By trading four major asset classes (equity index futures, fixed income futures, commodities and foreign exchange), the portfolio composition is diverse and expected to maintain low correlation with equities over time. The program uses the S&P 500® Index as a benchmark in order to achieve the Fund's risk management objective to manage equity related crisis periods. Execution is controlled by Campbell's intraday risk management and execution platform.

The Fund may use futures, forwards and other derivatives, such as swaps and options, each of which may be tied to equity and fixed income indices, financial instruments and indices, commodities, and currencies, across global markets, including emerging markets. The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, (the "1940 Act") which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid securities.

Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the "Code") that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The principal risk factors affecting shareholders' investments in the Fund (and, indirectly, in the Subsidiary) are set forth below.

•  Strategy Risk. The profitability of any Fund investment depends primarily on the ability of the Manager to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

•  changes in interest rates;

•  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

•  weather and climate conditions;

•  natural disasters, such as hurricanes;

•  changing supply and demand relationships;

•  changes in balances of payments and trade;

•  U.S. and international rates of inflation and deflation;

•  currency devaluations and revaluations;

•  U.S. and international political and economic events; and

•  changes in philosophies and emotions of various market participants.

The Fund may not take all of these factors into account.

The successful use of forward and futures contracts draws upon the Manager's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

•  Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

•  the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

•  possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

•  possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

•  potentially unlimited losses caused by unanticipated market movements;

•  the Fund's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

•  the possibility that the counterparty will default in the performance of its obligations; and

•  if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset class and may cause the value of the Fund's securities or related derivatives instruments to be volatile. Accordingly, the Fund's NAV may be volatile because of its investment exposure to the Fund.

There is no assurance that the Fund's investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

•  Commodities Risk. Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•  Counterparty Risk. The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

•  Credit Risk. Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

•  Currency Risk. The Fund's exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

•  Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See "Leverage/Volatility Risk" below. The primary types of derivatives in which the Fund or its Subsidiary invest in are swap agreements, futures contracts and forward contracts. Futures contracts, forward contracts and swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund's other investments. Although the value of futures contracts, forward contracts and swap agreements depend largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts, forward contracts and swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts, forward contracts or swap agreements could have a potentially large impact on the Fund's performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements, futures contracts and options and forward contracts.

•  Emerging Market Risk. The Fund intends to have exposure to emerging markets due to the Fund's investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

•  Fixed-Income Risk. Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund's returns and share price. In addition, the Fund may be subject to "call" risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund's income if the proceeds are reinvested at lower interest rates), and "extension" risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

•  Foreign Market Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

•  General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

•  Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

•  Government Intervention and Regulatory Changes. The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, the Dodd-Frank Act established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Fund may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund's ability to engage in such trading, which could adversely affect the Fund.

• Interest Rate Risk. Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Manager. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•  Leverage/Volatility Risk. Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund's net asset value. For example, the amount of margin funds necessary to be deposited in order to enter into a futures, forward or option contract position is typically from 2% to 10% of the total face or notional value of the contract. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed.

Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund's trading positions suddenly turn unprofitable.

The Fund's NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund's returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

•  Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

•  Management Risk. The Manager employs systematic modeling to make investment decisions about the attractiveness, value and potential positive or negative performance of the Fund. The models employed by the Manager may prove to be inaccurate and may not produce the desired results.

•  Limited Operating History Risk. The Fund has a limited operating history upon which prospective investors can evaluate its performance.

•  Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  OTC Trading Risk. Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the "over-the-counter" or "OTC" market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

•  Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

•  Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund's performance.

•  Short Sales Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap or security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

•  Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

•  Tax Risk: In order to qualify as a regulated investment company ("RIC"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC's income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service ("IRS") published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In addition, pursuant to recent guidance issued by the Treasury and the IRS, the Subsidiary's commodity related income for a taxable year will only be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following past performance information is not indicative of any future results that may be obtained by Campbell, and it should not be assumed that investors of the Fund will experience returns, if any, comparable to those experienced by past or present investors in the Fund or in other pools and accounts managed by Campbell. Because of the potentially volatile nature of futures and forward contract prices, it is possible that the performance of the Fund or of some or all of the other pools and accounts advised by Campbell may change significantly during the continuing offering from the performance information which may be presented herein.

The past performance set forth below represents the Fund's performance for one year and since inception, before and after taxes, and does not necessarily indicate future results. The bar chart below shows you how the Fund's performance has varied year by year and provides some indication of the risk of investing in the Fund. Updated performance information is available online at www.campbell.com/DynamicTrend or by calling 1-844-261-6488 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the Fund's performance has varied year by year and provides some indication of the risk of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.campbell.com/DynamicTrend
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance set forth below represents the Fund's performance for one year and since inception, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Campbell Dynamic Trend Fund – Institutional Shares Total Return For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return as of September 30, 2017 was 0.22%. During the period shown in the chart, the highest quarterly return was 8.10% (for the quarter ended March 31, 2015 and the lowest quarterly return was -11.84% (for the quarter ended June 30, 2015).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns After Taxes on Distributions and Sale of Fund Shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below compares the average annual total returns of the Fund for one year and since inception to a broad-based market index for the same periods.
Campbell Dynamic Trend Fund | Campbell Dynamic Trend Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CDRTX
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.47%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[38]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.27%
One Year	rr_ExpenseExampleYear01	$ 129
Three Years	rr_ExpenseExampleYear03	860
Five Years	rr_ExpenseExampleYear05	1,614
Ten Years	rr_ExpenseExampleYear10	$ 3,601
Annual Return 2015	rr_AnnualReturn2015	(3.83%)
Annual Return 2016	rr_AnnualReturn2016	(6.22%)
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Campbell Dynamic Trend Fund | Campbell Dynamic Trend Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.22%)	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.20%)	[39]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[39]
Campbell Dynamic Trend Fund | Campbell Dynamic Trend Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.58%)	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.82%)	[39]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014	[39]
Campbell Dynamic Trend Fund | Campbell Dynamic Trend Fund | Barclay BTOP 50 Index (reflects no deduction for fees, expenses and taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Campbell Managed Futures 10V Fund | Campbell Managed Futures 10V Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Campbell Managed Futures 10V Fund (the "Fund") is to seek capital appreciation over the medium to long-term.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the "Shares"). You may qualify for sales charge discounts if you invest at least $250,000 in Class T Shares of the Fund. More Information about these discounts is available from your financial professional, in the section of this Prospectus entitled "Shareholder Information – Sales Charges" and in the Fund's Statement of Additional Information ("SAI") entitled "Purchase and Redemption Information – Reducing or Eliminating the Front End Sales Charge." Financial Intermediaries may impose different sales charge waivers for Class T Shares, and these variations are described in the section of this Prospectus entitled "Shareholder – Information – Sales Charges".

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Portfolio turnover information is not available for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class N Shares and Class T Shares, $100,000,000 in Class UI Shares and $1,000,000 in Class I Shares, in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by (i) investing its assets pursuant to the Campbell Managed Futures 10V Program (ii) allocating up to 25% of its total assets in its wholly-owned subsidiary, Campbell Managed Futures LV Offshore Limited (the "Subsidiary"), which is organized under the laws of the Cayman Islands and employs the Manager's Managed Futures 10V Program (as described below), and (iii) allocating the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade.

The Fund invests pursuant to the Manager's Campbell Managed Futures 10V Program, which uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of financial data across global financial and commodity markets. The Campbell Managed Futures 10V strategy seeks to systematically identify price trends and to develop macro and fundamental themes that exploit asset mispricing. As a pioneer in systematic trend following, innovating modeling techniques can be developed to extract relationships and to identify trends occurring within and across markets and asset classes globally. Other complimentary systematic strategies are incorporated, such as relative value (i.e., a trading strategy that looks for opportunities based on an asset's value as compared to the value of similar assets. In contrast, absolute value looks only at an asset's intrinsic value and does not compare it to other assets) and mean reversion (i.e., a trading strategy based on the concept that prices and returns eventually move back toward the mean or average. This mean or average can be the historical average of the price or return, or another relevant average such as the growth in the economy or the average return of an industry). A systematic process eliminates emotion, "key person" risk, and provides an ability to participate in trends during periods of extended momentum without any directional bias. Key person risk is the risk that results when a fund's investment program is highly dependent on the investment skill and dedication of a small number of "key" persons at an adviser, which can result in decreased investment results if these "key" persons become unable to apply their full attention to the management of a fund's investments for health or other reasons. In addition, a diversity of investment style and the ability to invest long and short across global asset classes and markets enables investment opportunities in a variety of economic environments. The Managed Futures 10V Program will target a volatility of 10%, which is considered to be high. Greater volatility means that greater risk is undertaken in achieving performance. The Fund is generally intended to have a low correlation to the equity, bond and credit markets. There is no assurance, however, that the Fund will achieve its investment objective.

The Fund intends to trade in a broad range of instruments, including but not limited to, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency forwards, options and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps), either by investing directly in the instruments or, indirectly, by investing in the Subsidiary which invests in the instruments. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies.

The Manager will attempt to mitigate risk through diversification of holdings and through active monitoring of portfolio volatility, counterparties and other risk measures. Individual market positions are constrained to ensure that no one market or asset class represents an outsized portion of the Fund's portfolio risk. The Manager evaluates changes in signals daily, and execution is controlled by its intraday risk management and execution platform. The Fund may utilize proprietary or third party trading algorithms in order to minimize market impact and reduce trading costs.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, (the "1940 Act") which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid securities.

Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the "Code") that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The principal risk factors affecting shareholders' investments in the Fund (and, indirectly, in the Subsidiary) are set forth below.

•  Strategy Risk: The profitability of any Fund investment depends primarily on the ability of the Manager to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

•  changes in interest rates;

•  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

•  weather and climate conditions;

•  natural disasters, such as hurricanes;

•  changing supply and demand relationships;

•  changes in balances of payments and trade;

•  U.S. and international rates of inflation and deflation;

•  currency devaluations and revaluations;

•  U.S. and international political and economic events; and

•  changes in philosophies and emotions of various market participants.

The Fund may not take all of these factors into account.

• Futures and Forward Contracts and Related Risks: The successful use of forward and futures contracts draws upon the Manager's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

•  Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

•  the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

•  possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

•  possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

•  potentially unlimited losses caused by unanticipated market movements;

•  the Fund's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

•  the possibility that the counterparty will default in the performance of its obligations; and

•  if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset class and may cause the value of the Fund's securities or related derivatives instruments to be volatile. Accordingly, the Fund's NAV may be volatile because of its investment exposure to the Fund.

There is no assurance that the Fund's investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

•  Commodities Risk: Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•  Counterparty Risk: The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

•  Credit Risk: Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

•  Currency Risk: The Fund's exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

•  Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See "Leverage/Volatility Risk" below. The primary types of derivatives in which the Fund or its Subsidiary invest in are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund's other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund's performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options and forward contracts.

•  Emerging Market Risk: The Fund intends to have exposure to emerging markets due to the Fund's investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

•  Equity Securities Risk: The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

•  Fixed-Income Risk: Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund's returns and share price. In addition, the Fund may be subject to "call" risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund's income if the proceeds are reinvested at lower interest rates), and "extension" risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

•  Foreign Market Risk: As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

•  General Market Risk: The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

•  Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

•  Government Intervention and Regulatory Changes: The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, the Dodd-Frank Act established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Fund may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund's ability to engage in such trading, which could adversely affect the Fund.

No assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to an economic crisis or otherwise. The Fund may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. In addition, Congress may determine to repeal or revise the Dodd-Frank Act or portions thereof and other laws and regulations. The effect of such actions, if taken, cannot be known.

•  Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Manager. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•  Leverage/Volatility Risk: Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund's net asset value. For example, the amount of margin funds necessary to be deposited in order to enter into a futures, forward or option contract position is typically from 2% to 10% of the total face or notional value of the contract. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed.

Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund's trading positions suddenly turn unprofitable.

The Fund's NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund's returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

•  Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

•  Management Risk: The Manager employs systematic modeling to make investment decisions about the attractiveness, value and potential positive or negative performance of the Fund. The models employed by the Manager may prove to be inaccurate and may not produce the desired results.

•  Limited Operating History Risk: The Fund has a limited operating history upon which prospective investors can evaluate its performance.

•  New Fund Risk: As a new Fund, there can be no assurance that the Fund will grow to or maintain economically viable size.

•  Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the "over-the-counter" or "OTC" market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

•  Portfolio Turnover Risk: The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

•  Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund's performance.

•  Short Sales Risk: The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

•  Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

•  Tax Risk: In order to qualify as a regulated investment company ("RIC"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC's income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service ("IRS") published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In addition, pursuant to recent guidance issued by the Treasury and the IRS, the Subsidiary's commodity related income for a taxable year will only be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.  Updated performance information will be available online at www.campbell.com or by calling 1-844-261-6488.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.campbell.com
Campbell Managed Futures 10V Fund | Campbell Managed Futures 10V Fund | Class UI Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[40]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
One Year	rr_ExpenseExampleYear01	$ 1,526,250
Three Years	rr_ExpenseExampleYear03	$ 5,183,364
Campbell Managed Futures 10V Fund | Campbell Managed Futures 10V Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[40]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.65%
One Year	rr_ExpenseExampleYear01	$ 16,776
Three Years	rr_ExpenseExampleYear03	$ 53,295
Campbell Managed Futures 10V Fund | Campbell Managed Futures 10V Fund | Class N Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[40]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
One Year	rr_ExpenseExampleYear01	$ 193
Three Years	rr_ExpenseExampleYear03	$ 609
Campbell Managed Futures 10V Fund | Campbell Managed Futures 10V Fund | Class T Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[30]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[40]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $250,000 in Class T Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
One Year	rr_ExpenseExampleYear01	438
Three Years	rr_ExpenseExampleYear03	$ 594
Campbell Multi-Asset Carry Fund | Campbell Multi-Asset Carry Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Campbell Multi-Asset Carry Fund (the "Fund") is to seek positive absolute returns. A positive 'absolute return' seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the "Shares").
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by (i) investing its assets pursuant to the Campbell Multi-Asset Carry Program (formerly, Campbell Core Carry Program); (ii) allocating up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Carry Offshore Limited (the "Subsidiary"), which is organized under the laws of the Cayman Islands and employs the Manager's Campbell Multi-Asset Carry Program (as described below), and (iii) allocating the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade.

The Fund invests pursuant to the Manager's Campbell Multi-Asset Carry Program, which uses quantitative modeling to develop and maintain systematic trading strategies driven by scientific analysis of financial data across global financial and commodity markets. The Campbell Multi-Asset Carry strategy seeks to generate attractive risk-adjusted returns by evaluating "carry premium" in different asset classes. Carry premium is the economic benefit that one can achieve by holding or "carrying" a particular investment, less the costs associated with holding that asset. The type of economic benefit varies by asset type; for example stocks may pay dividends and bonds may pay a coupon. Certain investments may actually have a negative carry premium, meaning that the economic benefit is exceeded by the costs of holding the investment (financing costs, storage costs, etc.).

At its most basic level, a strategy that seeks to benefit from the carry premium would hold long positions on investments/markets that pay a carry premium and hold short positions on investments/markets that have a negative carry premium. The Campbell Multi-Asset Carry strategy will determine whether to go long or short each investment/market by evaluating that investment/market's carry premium and other factors, including risk management as discussed below, and will gain exposure to any of the various asset types (equities, fixed income, etc.) by using derivatives rather than holding those assets directly. The Fund is generally intended to have a low correlation to the equity, bond and credit markets. There is no assurance, however, that the Fund will achieve its investment objective.

The Fund intends to trade in a broad range of instruments, including but not limited to, futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), currency forwards, options and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps), either by investing directly in the instruments or, indirectly, by investing in the Subsidiary which invests in the instruments. From time to time, the Fund can have significant exposure to non-U.S. dollar denominated currencies, including emerging markets currencies.

The Manager will attempt to mitigate risk through diversification of holdings and through active monitoring of portfolio volatility, counterparties and other risk measures. Individual market positions are constrained to ensure that no one market or asset class represents an outsized portion of the Fund's portfolio risk. The Manager evaluates changes in signals daily, and execution is controlled by its intraday risk management and execution platform. The Fund may utilize proprietary or third party trading algorithms in order to minimize market impact and reduce trading costs.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, (the "1940 Act") which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may not invest more than 15% of its net assets in illiquid securities.

Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with indirect exposure to futures contracts and commodities in a manner consistent with the limitations and requirements of the Internal Revenue Code of 1986, as amended (the "Code") that apply to the Fund, which limit the amount of income the Fund may receive from certain sources. Applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The principal risk factors affecting shareholders' investments in the Fund (and, indirectly, in the Subsidiary) are set forth below.

•  Strategy Risk: The profitability of any Fund investment depends primarily on the ability of the Manager to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements may be influenced by, among other things:

•  changes in interest rates;

•  governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

•  weather and climate conditions;

•  natural disasters, such as hurricanes;

•  changing supply and demand relationships;

•  changes in balances of payments and trade;

•  U.S. and international rates of inflation and deflation;

•  currency devaluations and revaluations;

•  U.S. and international political and economic events; and

•  changes in philosophies and emotions of various market participants.

The Fund may not take all of these factors into account.

The successful use of forward and futures contracts draws upon the Manager's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

•  Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

•  the imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

•  possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

•  possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

•  potentially unlimited losses caused by unanticipated market movements;

•  the Fund's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

•  the possibility that the counterparty will default in the performance of its obligations; and

•  if the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset class and may cause the value of the Fund's securities or related derivatives instruments to be volatile. Accordingly, the Fund's NAV may be volatile because of its investment exposure to the Fund.

There is no assurance that the Fund's investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

•  Commodities Risk: Exposure to the commodities markets (including financial futures markets) may subject the Fund through its investment in the Subsidiary to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•  Counterparty Risk: The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

•  Credit Risk: Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

•  Currency Risk: The Fund's exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

•  Derivatives Risk: Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swap agreements and forward contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. See "Leverage/Volatility Risk" below. The primary types of derivatives in which the Fund or its Subsidiary invest in are futures contracts and forward contracts. Futures contracts and forward contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the Fund's other investments. Although the value of futures contracts and forward contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with futures contracts and forward contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. A small position in futures contracts or forward contracts could have a potentially large impact on the Fund's performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options and forward contracts.

•  Emerging Market Risk: The Fund intends to have exposure to emerging markets due to the Fund's investments in certain stock index futures and foreign exchange instruments. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

•  Equity Securities Risk: The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

•  Fixed-Income Risk: Fixed income securities, such as U.S. Treasuries, or derivatives based on fixed income securities, are subject to credit risk and interest rate risk. Credit risk, as described more fully below, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund's returns and share price. In addition, the Fund may be subject to "call" risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund's income if the proceeds are reinvested at lower interest rates), and "extension" risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

•  Foreign Market Risk: As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

•  General Market Risk: The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

•  Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

•  Government Intervention and Regulatory Changes: The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, the Dodd-Frank Act established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Fund may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund's ability to engage in such trading, which could adversely affect the Fund.

•  Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Manager. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•  Leverage/Volatility Risk: Although the Fund will not borrow funds for trading, the Fund should be considered highly leveraged and is suitable only for investors with high tolerance for investment risk. Leverage embedded in the various derivative instruments traded may result in the Fund or its Subsidiary holding positions whose face or notional value may be many times the Fund's net asset value. For example, the amount of margin funds necessary to be deposited in order to enter into a futures, forward or option contract position is typically from 2% to 10% of the total face or notional value of the contract. As a result of this leveraging, even a small movement in the price of a commodity can cause a correspondingly large profit or loss. Losses incurred on leveraged investments increase in direct proportion to the degree of leverage employed.

Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund's trading positions suddenly turn unprofitable.

The Fund's NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund's returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

•  Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in derivative instruments involve the risk that the Fund may be unable to sell the derivative instrument or sell it at a reasonable price.

•  Management Risk: The Manager employs systematic modeling to make investment decisions about the attractiveness, value and potential positive or negative performance of the Fund. The models employed by the Manager may prove to be inaccurate and may not produce the desired results.

•  Limited Operating History Risk: The Fund has a limited operating history upon which prospective investors can evaluate its performance.

•  Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•  OTC Trading Risk: Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the "over-the-counter" or "OTC" market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

•  Portfolio Turnover Risk: The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

•  Regulatory Risk: Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or its Subsidiary or that could adversely impact the Fund's performance.

•  Short Sales Risk: The Fund may take a short position in a derivative instrument, such as a future, or forward, or swap or a security. A short position on a derivative instrument or security involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

•  Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

•  Tax Risk: In order to qualify as a regulated investment company ("RIC"), the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC's income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investment assets and other categories of investment income. In 2006, the Internal Revenue Service ("IRS") published a ruling that income realized from swaps with respect to a commodities index would not be qualifying income. The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the Code for qualification as a RIC, but there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary and certain commodity-linked structured notes will not be considered qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In addition, pursuant to recent guidance issued by the Treasury and the IRS, the Subsidiary's commodity related income for a taxable year will only be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following past performance information is not indicative of any future results that may be obtained by Campbell, and it should not be assumed that investors of the Fund will experience returns, if any, comparable to those experienced by past or present investors in the Fund or in other pools and accounts managed by Campbell. Because of the potentially volatile nature of futures and forward contract prices, it is possible that the performance of the Fund or of some or all of the other pools and accounts advised by Campbell may change significantly during the continuing offering from the performance information which may be presented herein. The bar chart shows the Fund's performance for a one year period.

The past performance set forth below represents the Fund's performance for one year and since inception, before and after taxes, and does not necessarily indicate future results. The bar chart below provides some indication of the risk of investing in the Fund. Updated performance information is available online at www.campbell.com/multiassetcarry or by calling 1-844-261-6488 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risk of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-261-6488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.campbell.com/multiassetcarry
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance set forth below represents the Fund's performance for one year and since inception, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Campbell Multi-Asset Carry Fund – Institutional Shares Total Return For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return as of September 30, 2017 was -1.62%. During the period shown in the chart, the highest quarterly return was 5.36% (for the quarter ended March 31, 2016 and the lowest quarterly return was -5.83% (for the quarter ended December 31, 2016).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns After Taxes on Distributions and Sale of Fund Shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below compares the average annual total returns of the Fund for one year and since inception to a broad-based market index for the same periods.
Campbell Multi-Asset Carry Fund | Campbell Multi-Asset Carry Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCRYX
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[38]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.28%
One Year	rr_ExpenseExampleYear01	$ 130
Three Years	rr_ExpenseExampleYear03	633
Five Years	rr_ExpenseExampleYear05	1,162
Ten Years	rr_ExpenseExampleYear10	$ 2,613
Annual Return 2016	rr_AnnualReturn2016	(1.26%)
1 Year	rr_AverageAnnualReturnYear01	(1.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2015
Campbell Multi-Asset Carry Fund | Campbell Multi-Asset Carry Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.36%)	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.33%)	[39]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2015	[39]
Campbell Multi-Asset Carry Fund | Campbell Multi-Asset Carry Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.21%	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.09%)	[39]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2015	[39]
Campbell Multi-Asset Carry Fund | Campbell Multi-Asset Carry Fund | Barclay BTOP 50 Index (reflects no deduction for fees, expenses and taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2015
Matson Free Market | Free Market U.S. Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
SUMMARY SECTIONS FREE MARKET U.S. EQUITY FUND	FMUEX

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Free Market U.S. Equity Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of U.S. companies, or invest substantially all of their assets in such equity securities. The Fund will diversify its investments by investing primarily in investment companies focusing on different segments of the equity markets, including large ("large-cap"), small ("small-cap") and micro-capitalization ("micro-cap") equity securities that the Fund's investment adviser ("Adviser") believes offer the prospect of long-term capital appreciation. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

Under normal market conditions, the Adviser expects substantially all of the Fund's net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

U.S. Large Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of large cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2016, large cap companies generally were those companies with a market capitalization of $4.23 billion or greater. This dollar amount will change from time to time due to market conditions.

U.S. Small Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2016, small cap companies generally were those companies with a market capitalization of $4.23 billion or less. This dollar amount will change from time to time due to market conditions.

U.S. Large Company Asset Class: The underlying investment companies generally will purchase all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 75% of the total market capitalization of all publicly traded U.S. stocks.

U.S. Small Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies primarily based on market capitalization. As of December 2016, small cap companies were generally those with a market capitalization of $4.23 billion or less. This dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. small cap asset class and the U.S. micro cap asset class invest.

U.S. Micro Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of micro cap companies. As of December 2016, micro cap companies were generally those companies with a market capitalization of $2.14 billion or less. This dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. micro cap asset class and the U.S. small cap asset class invest.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, options and swaps to help the ETF track its underlying index.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund involves the same investment risks as those of the underlying investment companies in which the Fund invests. These risks may adversely affect the Fund's net asset value ("NAV") and investment performance. The Fund is subject to the following principal risks:

• Stocks of large cap, small cap or micro cap companies in which the Fund's underlying investment companies invest or in which the Fund invests directly may temporarily fall out of favor with investors or may be more volatile than the rest of the U.S. market as a whole.

• The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

• Although the Fund will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Fund at times to underperform equity funds that use other investment strategies.

• Companies in which the Fund's underlying investment companies invest may suffer unexpected losses or lower than expected earnings or their securities may become difficult or impossible to sell at the time and for the price that the underlying investment adviser(s) would like.

• The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

• Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in U.S. equity securities, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

• There is a risk that large, small or micro capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large, small and micro capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

• There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

• The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested.

• The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

More information about the Fund's investments and risks is contained under the section entitled "More About Each Fund's Investments and Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Fund's Investments and Risks."
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 22.80% (quarter ended June 30, 2009)

Worst Quarter: -26.63% (quarter ended December 31, 2008)

Year to Date Total Return as of September 30, 2017: 8.27%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Free Market | Free Market U.S. Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMUEX
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	271
Five Years	rr_ExpenseExampleYear05	471
Ten Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2008	rr_AnnualReturn2008	(30.52%)
Annual Return 2009	rr_AnnualReturn2009	30.38%
Annual Return 2010	rr_AnnualReturn2010	24.54%
Annual Return 2011	rr_AnnualReturn2011	(4.09%)
Annual Return 2012	rr_AnnualReturn2012	19.22%
Annual Return 2013	rr_AnnualReturn2013	39.69%
Annual Return 2014	rr_AnnualReturn2014	6.21%
Annual Return 2015	rr_AnnualReturn2015	(4.27%)
Annual Return 2016	rr_AnnualReturn2016	21.22%
1 Year	rr_AverageAnnualReturnYear01	21.22%
5 Years	rr_AverageAnnualReturnYear05	15.47%
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Matson Free Market | Free Market U.S. Equity Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.90%	[41]
5 Years	rr_AverageAnnualReturnYear05	14.28%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%	[41]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[41]
Matson Free Market | Free Market U.S. Equity Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.10%	[41]
5 Years	rr_AverageAnnualReturnYear05	12.35%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%	[41]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[41]
Matson Free Market | Free Market U.S. Equity Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.59%
5 Years	rr_AverageAnnualReturnYear05	14.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Matson Free Market | Free Market U.S. Equity Fund | Composite Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.50%	[42]
5 Years	rr_AverageAnnualReturnYear05	14.84%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[42]
Matson Free Market | Free Market International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
FREE MARKET INTERNATIONAL EQUITY FUND	FMNEX

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Free Market International Equity Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of foreign companies, or invest substantially all of their assets in such equity securities. The Fund will diversify its investments by investing primarily in investment companies that focus on different segments of the foreign equity markets, including emerging markets, with little or no focus on domestic equity markets. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

Under normal market conditions, the Adviser expects substantially all of the Fund's net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 5% of the net assets invested in cash or money market instruments.

International Small Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2016, the highest maximum market capitalization of a small company in any country in which an underlying investment company invested was $5.56 billion. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2016, the lowest minimum market capitalization of a large company in any country or region in which an underlying investment company invested was $1.98 billion. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Small Company Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets. As of December 2016, the highest maximum market capitalization of a small company in any country in which an underlying investment company invested was $5.56 billion. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets. As of December 2016, the lowest minimum market capitalization of a large company in any country or region in which an underlying investment company invested was $1.98 billion. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

Emerging Markets Asset Class, Emerging Markets Value Asset Class, and Emerging Markets Small Cap Asset Class (collectively, the "Emerging Markets Asset Classes"): Underlying investment companies comprising each Emerging Markets Asset Class generally will purchase stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of companies located in emerging market countries. The underlying investment companies investing in securities of the Emerging Markets Asset Class and the Emerging Markets Small Cap Asset Class will generally purchase the equity securities of larger and smaller companies, respectively, within each country. The underlying investment adviser(s) determine company size primarily based on market capitalization. As of December 2016, companies in the Emerging Markets Small Cap Asset Class generally were those companies with a market capitalization of $5.56 billion or less in the largest country and $5.56 billion in the smallest country. This threshold will vary by country or region. These dollar amounts will change from time to time due to market conditions.

The underlying investment companies in the Emerging Markets Value Asset Class generally will purchase emerging market equity securities that are deemed by the underlying investment adviser(s) to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund involves the same investment risks as those of the underlying investment companies in which the Fund invests. These risks may adversely affect the Fund's net asset value ("NAV") and investment performance. The Fund is subject to the following principal risks:

• The value of particular foreign equity securities which the Fund's underlying investment companies may purchase or foreign stock markets on which the securities they may purchase are traded may decline in value.

• Stocks of large cap or small cap foreign companies in which the Fund's underlying investment companies may invest may temporarily fall out of favor with investors or may be more volatile than particular foreign stock markets or foreign stock markets as a whole.

• The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

• Stocks of large cap or small cap foreign companies in which the Fund's underlying investment companies may invest may suffer unexpected losses or lower than expected earnings or such securities may become difficult or impossible to sell at the time and for the price the underlying investment advisers would like.

• Because the Fund owns shares of underlying investment companies that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

• Investments in emerging market securities by underlying investment companies in which the Fund invests are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economics.

• Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Fund invests are denominated will fluctuate daily. In general, the underlying investment companies do not hedge currency risk. As a result, if currencies in which foreign holdings are denominated depreciate against the U.S. Dollar, the value of your investment in the Fund may be adversely affected.

• The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

• Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in equity securities of foreign companies, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

• There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

• The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested.

• The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

More information about the Fund's investments and risks is contained under the section entitled "More Information About Each Fund's Investments and Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Fund's Investments and Risks."
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 33.53% (quarter ended June 30, 2009)

Worst Quarter: -22.38% (quarter ended September 30, 2011)

Year to Date Total Return as of September 30, 2017: 21.89%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.38%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Free Market | Free Market International Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMNEX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	322
Five Years	rr_ExpenseExampleYear05	558
Ten Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2008	rr_AnnualReturn2008	(40.52%)
Annual Return 2009	rr_AnnualReturn2009	45.46%
Annual Return 2010	rr_AnnualReturn2010	15.95%
Annual Return 2011	rr_AnnualReturn2011	(17.90%)
Annual Return 2012	rr_AnnualReturn2012	19.25%
Annual Return 2013	rr_AnnualReturn2013	21.80%
Annual Return 2014	rr_AnnualReturn2014	(5.52%)
Annual Return 2015	rr_AnnualReturn2015	(2.92%)
Annual Return 2016	rr_AnnualReturn2016	8.10%
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	7.57%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Matson Free Market | Free Market International Equity Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.34%	[43]
5 Years	rr_AverageAnnualReturnYear05	6.70%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[43]
Matson Free Market | Free Market International Equity Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.27%	[43],[44]
5 Years	rr_AverageAnnualReturnYear05	5.89%	[43],[44]
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[43],[44]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[43],[44]
Matson Free Market | Free Market International Equity Fund | MSCI World (excluding U.S.) Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.29%
5 Years	rr_AverageAnnualReturnYear05	6.59%
Since Inception	rr_AverageAnnualReturnSinceInception	0.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Matson Free Market | Free Market International Equity Fund | Composite Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%	[45]
5 Years	rr_AverageAnnualReturnYear05	6.24%	[45]
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[45]
Matson Free Market | Free Market Fixed Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
FREE MARKET FIXED INCOME FUND	FMFIX

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Free Market Fixed Income Fund (the "Fund") seeks total return (consisting of current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2017, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in fixed income securities that the Adviser believes offer the prospect of providing total return, or invest substantially all of their assets in such fixed income securities. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses.

Under normal market conditions, the Adviser expects substantially all of the Fund's net assets to be invested in the securities of investment companies that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

One-Year Fixed Income Asset Class: The underlying investment companies generally will purchase U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including the obligations of U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations such as the World Bank, the European Investment Bank, and the Inter-American Development Bank. Generally, obligations comprising this asset class will mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

Two-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, and other debt obligations of domestic and foreign issuers. Generally, obligations comprising this asset class have a weighted average maturity not exceeding two years, but investments may be made in obligations maturing in a shorter time period (from overnight to less than two years from the date of settlement). Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Intermediate Government Fixed Income Asset Class: The underlying investment companies generally will purchase debt obligations of the U.S. government and U.S. government agencies. Generally, investment companies in the asset class will purchase securities with maturities of between five and fifteen years, however such investment companies ordinarily will have an average weighted maturity of between three and ten years.

Five-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers, corporate debt obligations, bank obligations, commercial paper, and obligations of supranational organizations. Generally, obligations comprising this asset class have a weighted average maturity not exceeding five years. However, investments may be made in obligations maturing in a shorter time period (from overnight to less than five years from the date of settlement.) Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

The underlying investment companies may also use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

Certain underlying investment companies may concentrate their investments (invest more than 25% of its total assets) in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on eligible portfolio investments in banking securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. While the Fund will not concentrate its investments in any one industry, the Fund may be focused on banking sectors under certain circumstances.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment objective. Periodically the Adviser will review the allocations for the Fund in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Fund in the underlying investment companies without notice to shareholders.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund involves the same investment risks as those of the underlying investment companies in which the Fund invests. These risks may adversely affect the Fund's net asset value ("NAV") and investment performance. The Fund is subject to the following principal risks:

• Fixed income securities in which the Fund's underlying investment companies may invest are subject to certain risks, including: interest rate risk, reinvestment risk, prepayment and extension risk, credit/default risk, and the risks associated with investing in repurchase agreements.

• Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.

• Reinvestment risk involves the risk that proceeds from matured investments may be re-invested at lower interest rates.

• Prepayment risk involves the risk that in declining interest rates environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates.

• Extension risk involves the risk that prepayments of principal will decrease when interest rates rise resulting in a longer effective maturity of a security.

• Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. Credit risk also involves the risk that the credit rating of a security may be lowered.

• Repurchase agreement risk involves the risk that the other party to a repurchase agreement will be unable to complete the transaction and the underlying investment company in which the Fund invests may suffer a loss as a result.

• Because the Fund owns shares of underlying investment companies that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

• Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Fund invests are denominated will fluctuate daily. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

• The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Fund could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

• Because under normal circumstances the Fund invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in fixed income securities, the NAV of the Fund will change with changes in the share prices of the investment companies in which the Fund invests.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer in such cases.

• There is a risk that the Fund, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

• The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested.

• The performance of the Fund will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

• Banks are very sensitive to changes in money market and general economic conditions. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

More information about the Fund's investments and risks is contained under the section entitled "More About Each Fund's Investments and Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled " More About Each Fund's Investments and Risks."
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 3.54% (quarter ended December 31, 2008)

Worst Quarter: -1.44% (quarter ended June 30, 2013)

Year to Date Total Return as of September 30, 2017: 1.26%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.44%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Fund before and after taxes for the past calendar year, the past five calendar years and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Free Market | Free Market Fixed Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMFIX
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
One Year	rr_ExpenseExampleYear01	$ 76
Three Years	rr_ExpenseExampleYear03	237
Five Years	rr_ExpenseExampleYear05	411
Ten Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2008	rr_AnnualReturn2008	3.84%
Annual Return 2009	rr_AnnualReturn2009	1.62%
Annual Return 2010	rr_AnnualReturn2010	2.93%
Annual Return 2011	rr_AnnualReturn2011	2.84%
Annual Return 2012	rr_AnnualReturn2012	2.02%
Annual Return 2013	rr_AnnualReturn2013	(1.43%)
Annual Return 2014	rr_AnnualReturn2014	1.11%
Annual Return 2015	rr_AnnualReturn2015	0.19%
Annual Return 2016	rr_AnnualReturn2016	1.30%
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Matson Free Market | Free Market Fixed Income Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%	[43]
5 Years	rr_AverageAnnualReturnYear05	0.34%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[43]
Matson Free Market | Free Market Fixed Income Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.74%	[43],[46]
5 Years	rr_AverageAnnualReturnYear05	0.39%	[43],[46]
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%	[43],[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[43],[46]
Matson Free Market | Free Market Fixed Income Fund | CitiGroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
Matson Free Market | Free Market Fixed Income Fund | Composite Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.34%	[47]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[47]
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%	[47]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007	[47]
Matson Money | Matson Money U.S. Equity VI Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
SUMMARY SECTIONS MATSON MONEY U.S. EQUITY VI PORTFOLIO	FMVUX

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matson Money U.S. Equity VI Portfolio (the "Portfolio") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the fiscal year ended August 31, 2017, the Portfolio's portfolio turnover rate was 21.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of U.S. companies, or invest substantially all of their assets in such equity securities. The Portfolio will diversify its investments by investing primarily in investment companies focusing on different segments of the equity markets, including large ("large-cap"), small ("small-cap") and micro-capitalization ("micro-cap") equity securities that the Portfolio's investment adviser ("Adviser") believes offer the prospect of long-term capital appreciation. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio's own expenses.

Under normal market conditions, the Adviser expects substantially all of the Portfolio's net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

U.S. Large Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of large cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2016, large cap companies generally were those companies with a market capitalization of $4.23 billion or greater. This dollar amount will change from time to time due to market conditions.

U.S. Small Cap Value Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2016, small cap companies generally were those companies with a market capitalization of $4.23 billion or less. This dollar amount will change from time to time due to market conditions.

U.S. Large Company Asset Class: The underlying investment companies generally will purchase all of the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 75% of the total market capitalization of all publicly traded U.S. stocks.

U.S. Small Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of small cap companies primarily based on market capitalization. As of December 2016, small cap companies were generally those with a market capitalization of $4.23 billion or less. This dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. small cap asset class and the U.S. micro cap asset class invest.

U.S. Micro Cap Asset Class: The underlying investment companies generally will purchase common stocks and other equity securities of micro cap companies. As of December 2016, micro cap companies were generally those companies with a market capitalization of $2.14 billion or less. This dollar amount will change from time to time due to market conditions. There may be some overlap in the companies in which the U.S. micro cap asset class and the U.S. small cap asset class invest.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, options and swaps to help the ETF track its underlying index.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Portfolio involves the same investment risks as those of the underlying investment companies in which the Portfolio invests. These risks may adversely affect the Portfolio's net asset value ("NAV") and investment performance. The Portfolio is subject to the following principal risks:

• Stocks of large cap, small cap or micro cap companies in which the Portfolio's underlying investment companies invest or in which the Portfolio invests directly may temporarily fall out of favor with investors or may be more volatile than the rest of the U.S. market as a whole.

• The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

• Although the Portfolio will invest in other investment companies that follow a value oriented strategy, value stocks may perform differently from the market as a whole and such a strategy may cause the Portfolio at times to underperform equity funds that use other investment strategies.

• Companies in which the Portfolio's underlying investment companies invest may suffer unexpected losses or lower than expected earnings or their securities may become difficult or impossible to sell at the time and for the price that the underlying investment adviser(s) would like.

• The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

• Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in U.S. equity securities, the NAV of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

• There is a risk that large, small or micro capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large, small and micro capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

• There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

• The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested.

• The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

More information about the Portfolio's investments and risks is contained under the section entitled "More About Each Portfolio's Investments and Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Portfolio's Investments and Risks."
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 10.24% (quarter ended December 31, 2016)

Worst Quarter: -9.83% (quarter ended September 30, 2015)

Year to Date Total Return as of September 30, 2017: 8.15%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table compares the average annual total returns of the Portfolio before and after taxes for the past calendar year and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Money | Matson Money U.S. Equity VI Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMVUX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[48]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
One Year	rr_ExpenseExampleYear01	$ 110
Three Years	rr_ExpenseExampleYear03	343
Five Years	rr_ExpenseExampleYear05	595
Ten Years	rr_ExpenseExampleYear10	$ 1,317
Annual Return 2015	rr_AnnualReturn2015	(4.30%)
Annual Return 2016	rr_AnnualReturn2016	20.58%
1 Year	rr_AverageAnnualReturnYear01	20.58%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money | Matson Money U.S. Equity VI Portfolio | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.40%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[43]
Matson Money | Matson Money U.S. Equity VI Portfolio | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.63%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[43]
Matson Money | Matson Money U.S. Equity VI Portfolio | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money | Matson Money U.S. Equity VI Portfolio | Composite Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.50%	[49]
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%	[49]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[49]
Matson Money | Matson Money International Equity VI Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	FMVIX

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matson Money International Equity VI Portfolio (the "Portfolio") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the fiscal year ended August 31, 2017, the Portfolio's portfolio turnover rate was 21.23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.23%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in equity securities, such as common stocks, preferred stocks or securities convertible into stocks, of foreign companies, or invest substantially all of their assets in such equity securities. The Portfolio will diversify its investments by investing primarily in investment companies that focus on different segments of the foreign equity markets, including emerging markets, with little or no focus on domestic equity markets. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio's own expenses.

Under normal market conditions, the Adviser expects substantially all of the Portfolio's net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 5% of the net assets invested in cash or money market instruments.

International Small Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2016, the highest maximum market capitalization of a small company in any country in which an underlying investment company invested was $5.56 billion. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Value Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets that the underlying investment adviser(s) determine to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time. As of December 2016, the lowest minimum market capitalization of a large company in any country or region in which an underlying investment company invested was $1.98 billion. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Small Company Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of small companies in foreign countries with developed markets. As of December 2016, the highest maximum market capitalization of a small company in any country in which an underlying investment company invested was $5.56 billion. This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

International Large Cap Asset Class: The underlying investment companies generally will purchase the stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of large companies in foreign countries with developed markets. As of December 2016, the lowest minimum market capitalization of a large company in any country or region in which an underlying investment company invested was $1.98 billion.

This threshold will vary by country or region, and the dollar amount will change from time to time due to market conditions.

Emerging Markets Asset Class, Emerging Markets Value Asset Class, and Emerging Markets Small Cap Asset Class (collectively, the "Emerging Markets Asset Classes"): Underlying investment companies comprising each Emerging Markets Asset Class generally will purchase stocks and other equity securities, directly or through sponsored or unsponsored depositary receipts, of companies located in emerging market countries. The underlying investment companies investing in securities of the Emerging Markets Asset Class and the Emerging Markets Small Cap Asset Class will generally purchase the equity securities of larger and smaller companies, respectively, within each country. The underlying investment adviser(s) determine company size primarily based on market capitalization. As of December 2016, companies in the Emerging Markets Small Cap Asset Class generally were those companies with a market capitalization of $5.56 billion or less in the largest country and $5.56 billion in the smallest country. This threshold will vary by country or region. These dollar amounts will change from time to time due to market conditions.

The underlying investment companies in the Emerging Markets Value Asset Class generally will purchase emerging market equity securities that are deemed by the underlying investment adviser(s) to be value stocks at the time of purchase. An issuer's securities are considered value stocks primarily because they have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the underlying investment adviser(s) may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria used for assessing value are subject to change from time to time.

The underlying investment companies may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Portfolio involves the same investment risks as those of the underlying investment companies in which the Portfolio invests. These risks may adversely affect the Portfolio's net asset value ("NAV") and investment performance. The Portfolio is subject to the following principal risks:

• The value of particular foreign equity securities which the Portfolio's underlying investment companies may purchase or foreign stock markets on which the securities they may purchase are traded may decline in value.

• Stocks of large cap or small cap foreign companies in which the Portfolio's underlying investment companies may invest may temporarily fall out of favor with investors or may be more volatile than particular foreign stock markets or foreign stock markets as a whole.

• The smaller the capitalization of a company, generally the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

• Stocks of large cap or small cap foreign companies in which the Portfolio's underlying investment companies may invest may suffer unexpected losses or lower than expected earnings or such securities may become difficult or impossible to sell at the time and for the price the underlying investment advisers would like.

• Because the Portfolio owns shares of underlying investment companies that invest in foreign issuers, the Portfolio is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

• Investments in emerging market securities by underlying investment companies in which the Portfolio invests are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economics.

• Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Portfolio invests are denominated will fluctuate daily. In general, the underlying investment companies do not hedge currency risk. As a result, if currencies in which foreign holdings are denominated depreciate against the U.S. Dollar, the value of your investment in the Portfolio may be adversely affected.

• The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

• Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in equity securities of foreign companies, the NAV of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

• There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

• The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested.

• The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

More information about the Portfolio's investments and risks is contained under the section entitled "More Information About Each Portfolio's Investments and Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Portfolio's Investments and Risks."
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 8.92% (quarter ended September 30, 2016)

Worst Quarter: -12.39% (quarter ended September 30, 2015)

Year to Date Total Return as of September 30, 2017: 21.32%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Portfolio Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table compares the average annual total returns of the Portfolio before and after taxes for the past calendar year and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Money | Matson Money International Equity VI Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMVIX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[48]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
One Year	rr_ExpenseExampleYear01	$ 134
Three Years	rr_ExpenseExampleYear03	418
Five Years	rr_ExpenseExampleYear05	723
Ten Years	rr_ExpenseExampleYear10	$ 1,590
Annual Return 2015	rr_AnnualReturn2015	(3.75%)
Annual Return 2016	rr_AnnualReturn2016	7.70%
1 Year	rr_AverageAnnualReturnYear01	7.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money | Matson Money International Equity VI Portfolio | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.96%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.95%)	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[43]
Matson Money | Matson Money International Equity VI Portfolio | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.11%	[43],[46]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.09%)	[43],[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[43],[46]
Matson Money | Matson Money International Equity VI Portfolio | MSCI World (excluding U.S.) Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money | Matson Money International Equity VI Portfolio | Composite Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%	[50]
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%	[50]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[50]
Matson Money | Matson Money Fixed Income VI Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
MATSON MONEY FIXED INCOME VI PORTFOLIO	FMVFX

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matson Money Fixed Income VI Portfolio (the "Portfolio") seeks total return (consisting of current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the fiscal year ended August 31, 2017, the Portfolio's portfolio turnover rate was 10.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.82%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing under normal circumstances at least 80% of its net assets, including any borrowings for investment purposes, in shares of registered, open-end investment companies and exchange-traded funds ("ETFs") (collectively, "investment companies") that have either adopted policies to invest at least 80% of their assets in fixed income securities that the Adviser believes offer the prospect of providing total return, or invest substantially all of their assets in such fixed income securities. The purchase of shares of investment companies may result in duplication of expenses, including advisory fees, in addition to the Portfolio's own expenses.

Under normal market conditions, the Adviser expects substantially all of the Portfolio's net assets to be invested in the securities of investment companies, including other investment companies funded by insurance company separate accounts, that invest in the types of securities described in each asset class below, with less than 2% of the net assets invested in cash or money market instruments.

One-Year Fixed Income Asset Class: The underlying investment companies generally will purchase U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including the obligations of U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations such as the World Bank, the European Investment Bank and the Inter-American Development Bank. Generally, obligations comprising this asset class will mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

Two-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, and other debt obligations of domestic and foreign issuers. Generally, obligations comprising this asset class have a weighted average maturity not exceeding two years, but investments may be made in obligations maturing in a shorter time period (from overnight to less than two years from the date of settlement). Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

Intermediate Government Fixed Income Asset Class: The underlying investment companies generally will purchase debt obligations of the U.S. government and U.S. government agencies. Generally, investment companies in the asset class will purchase securities with maturities of between five and fifteen years, however such investment companies ordinarily will have an average weighted maturity of between three and ten years.

Five-Year Global Fixed Income Asset Class: The underlying investment companies generally will purchase obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers, corporate debt obligations, bank obligations, commercial paper, and obligations of supranational organizations. Generally, obligations comprising this asset class have a weighted average maturity not exceeding five years. However, investments may be made in obligations maturing in a shorter time period (from overnight to less than five years from the date of settlement.) Because many of the investments of the underlying investment companies in this asset class will be denominated in foreign currencies, the underlying investment companies may also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

The underlying investment companies may also use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Underlying index-based ETFs may use derivatives, including futures contracts, options on futures contracts, forward currency contracts, options and swaps to help the ETF track its underlying index.

Certain underlying investment companies may concentrate their investments (invest more than 25% of its total assets) in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on eligible portfolio investments in banking securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. While the Portfolio will not concentrate its investments in any one industry, the Portfolio may be focused on banking sectors under certain circumstances.

The Portfolio reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments such as U.S. government securities, bank obligations and commercial paper. To the extent the Portfolio employs a temporary defensive measure, the Portfolio may not achieve its investment objective. Periodically the Adviser will review the allocations for the Portfolio in each underlying investment company and may add or remove underlying investment companies and/or change the investment allocation percentages of the Portfolio in the underlying investment companies without notice to shareholders or the holders of the variable annuity or variable life insurance policies.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Portfolio involves the same investment risks as those of the underlying investment companies in which the Portfolio invests. These risks may adversely affect the Portfolio's net asset value ("NAV") and investment performance. The Portfolio is subject to the following principal risks:

• Fixed income securities in which the Portfolio's underlying investment companies may invest are subject to certain risks, including: interest rate risk, reinvestment risk, prepayment and extension risk, credit/default risk, and the risks associated with investing in repurchase agreements.

• Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes.

• Reinvestment risk involves the risk that proceeds from matured investments may be re-invested at lower interest rates.

• Prepayment risk involves the risk that in declining interest rates environments prepayments of principal could increase and require the Portfolio to reinvest proceeds of the prepayments at lower interest rates.

• Extension risk involves the risk that prepayments of principal will decrease when interest rates rise resulting in a longer effective maturity of a security.

• Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. Credit risk also involves the risk that the credit rating of a security may be lowered.

• Repurchase agreement risk involves the risk that the other party to a repurchase agreement will be unable to complete the transaction and the underlying investment company in which the Portfolio invests may suffer a loss as a result.

• Because the Portfolio owns shares of underlying investment companies that invest in foreign issuers, the Portfolio is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

• Currency risk is the risk that exchange rates for currencies in which securities held by the underlying investment companies in which the Portfolio invests are denominated will fluctuate daily. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Portfolio than if it had not engaged in these contracts.

• The Adviser's judgment about the attractiveness or potential appreciation of a particular underlying investment company security could prove to be wrong or the Portfolio could miss out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

• Because under normal circumstances the Portfolio invests at least 80% of its net assets in shares of registered investment companies that emphasize investments in fixed income securities, the NAV of the Portfolio will change with changes in the share prices of the investment companies in which the Portfolio invests.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer in such cases.

• There is a risk that the Portfolio, which is passively managed, may not perform as well as funds with more active methods of investment management, such as selecting securities based on economic, financial, and market analysis.

• The derivative instruments in which the underlying investment companies may invest are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and it is possible to lose more than the principal amount invested.

• The performance of the Portfolio will depend on how successfully the investment adviser(s) to the underlying investment companies pursue their investment strategies.

• Banks are very sensitive to changes in money market and general economic conditions. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

More information about the Portfolio's investments and risks is contained under the section entitled "More About Each Portfolio's Investments and Risks."

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the performance of the Portfolio. The information shows you how the Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The chart assumes reinvestment of dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future. Updated information is available at www.matsonmoney.com or by calling (866) 780-0357 Ext. 3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Portfolio's Investments and Risks."
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 780-0357 Ext. 3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matsonmoney.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above)

Best Quarter: 1.41% (quarter ended March 31, 2016)
Worst Quarter: -1.33% (quarter ended December 31, 2016)
Year to Date Total Return as of September 30, 2017: 1.13%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.33%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Portfolio Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns of the Portfolio before and after taxes for the past calendar year and since inception to the average total returns of a broad-based securities market index for the same periods.

Matson Money | Matson Money Fixed Income VI Portfolio | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMVFX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	303
Five Years	rr_ExpenseExampleYear05	525
Ten Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2015	rr_AnnualReturn2015	(0.27%)
Annual Return 2016	rr_AnnualReturn2016	0.74%
1 Year	rr_AverageAnnualReturnYear01	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money | Matson Money Fixed Income VI Portfolio | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[43]
Matson Money | Matson Money Fixed Income VI Portfolio | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%	[43],[46]
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%	[43],[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[43],[46]
Matson Money | Matson Money Fixed Income VI Portfolio | CitiGroup World Government Bond Index 1-5 Year Currency Hedged U.S. Dollar Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014
Matson Money | Matson Money Fixed Income VI Portfolio | Composite Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.34%	[52]
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%	[52]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 18, 2014	[52]
Motley Fool Funds | Motley Fool Global Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Global Opportunities Fund (The "Global Opportunities Fund") Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Opportunities Fund (formerly, the Motley Fool Independence Fund) is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunities Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Opportunities Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Opportunities Fund's performance. During the fiscal period from November 1, 2016 through August 31, 2017, the Global Opportunities Fund's portfolio turnover rate was 38%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Global Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares of the Global Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Global Opportunities Fund's operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Opportunities Fund pursues its investment objective by using a growth at a reasonable price investing style. The Fund invests in a focused portfolio of the common stocks of high-quality U.S. companies and the common stocks and depositary receipts of high-quality companies that are organized under the laws of other countries around the world.

The Global Opportunities Fund will invest, under normal circumstances, in at least three different countries, and will invest at least 40% of its assets outside of the United States, or, if the conditions are not favorable, will invest at least 30% of its assets outside the United States. The Global Opportunities Fund seeks to stay fully invested and does not attempt to time the market. Although the Fund does not have market capitalization constraints for its investments, it is expected that investments in the securities of U.S. companies having smaller and middle market capitalizations and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Global Opportunities Fund's investment program. As a result, the Global Opportunities Fund has the freedom to go anywhere to make investments for its shareholders.

In identifying investments for the Global Opportunities Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Global Opportunities Fund's investment portfolio, the Adviser regularly reviews and adjusts the Global Opportunities Fund's allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Global Opportunities Fund will sell securities in which it has invested based upon the Adviser's analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security's current market price, business fundamentals relating to the issuer, and developments affecting the issuer's business prospects and risks.

The Global Opportunities Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser's approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser's process looks at the company's long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry, and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Durability of Competitive Advantage Period.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser's desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser's process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Global Opportunities Fund's investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Global Opportunities Fund's net assets. To limit the risks associated with highly concentrated holdings, the Global Opportunities Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Global Opportunities Fund's net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser's investment criteria.

While investing in a particular sector is not a principal investment strategy of the Global Opportunities Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Global Opportunities Fund's investments may decrease, which will cause the value of the Global Opportunities Fund's shares to decrease. As a result, you may lose money on your investment in the Global Opportunities Fund, and there can be no assurance that the Global Opportunities Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Global Opportunities Fund's investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Global Opportunities Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations. Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Global Opportunities Fund pursues a quality growth at a reasonable price style of investing. Quality growth at a reasonable price investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser's assessment of a company's quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Global Opportunities Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Global Opportunities Fund will underperform the market and its peers over short timeframes.

Foreign Investments

The Global Opportunities Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Global Opportunities Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets. The Global Opportunities Fund seeks to invest no more than 50% of its net assets in Emerging Market Countries.

Depositary Receipts

The Global Opportunities Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Global Opportunities Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Securities Lending Risk

The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Global Opportunities Fund's investments may decrease, which will cause the value of the Global Opportunities Fund's shares to decrease. As a result, you may lose money on your investment in the Global Opportunities Fund, and there can be no assurance that the Global Opportunities Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Global Opportunities Fund. The Global Opportunities Fund's past performance, both before and after taxes, does not necessarily indicate how the Global Opportunities Fund will perform in the future. Updated performance information is available online at www.foolfunds.com or by calling 1-888-863-8803 (toll free).

The Global Opportunities Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Motley Fool Independence Fund, a series of The Motley Fool Funds Trust (the "Predecessor Fund"), in exchange for shares of the Global Opportunities Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Fund, which was also a publicly-sold open-end mutual fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Global Opportunities Fund.

 The bar chart shows changes in the performance of the Global Opportunities Fund’s Investor Shares from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Global Opportunities Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-863-8803
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.foolfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Global Opportunities Fund's past performance, both before and after taxes, does not necessarily indicate how the Global Opportunities Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 17.07% in the quarter ended September 30, 2010

Worst Quarter: (13.47)% in the quarter ended September 30, 2011

The year-to-date total return for the nine months ended September 30, 2017 was 22.05%.

Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Global Opportunities Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the "Return After Taxes on Distributions" for the one year period because of realized losses that would have been sustained upon the sale of Global Opportunities Fund shares immediately after the relevant period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table shows how the Global Opportunities Fund's Investor Shares and Institutional Shares average annual total returns for the periods indicated compare with those of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index, a broad measure of market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Global Opportunities Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the "Return After Taxes on Distributions" for the one year period because of realized losses that would have been sustained upon the sale of Global Opportunities Fund shares immediately after the relevant period.

Motley Fool Funds | Motley Fool Global Opportunities Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOOLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	$ 24
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[53]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	365
Five Years	rr_ExpenseExampleYear05	633
Ten Years	rr_ExpenseExampleYear10	$ 1,398
Annual Return 2010	rr_AnnualReturn2010	18.80%
Annual Return 2011	rr_AnnualReturn2011	(3.34%)
Annual Return 2012	rr_AnnualReturn2012	13.15%
Annual Return 2013	rr_AnnualReturn2013	23.91%
Annual Return 2014	rr_AnnualReturn2014	7.27%
Annual Return 2015	rr_AnnualReturn2015	(1.58%)
Annual Return 2016	rr_AnnualReturn2016	2.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.47%)
1 Year	rr_AverageAnnualReturnYear01	2.78%	[54]
5 Years	rr_AverageAnnualReturnYear05	8.75%	[54]
3 Years	rbb_AverageAnnualReturnYear03	2.76%	[54]
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2009	[54]
Motley Fool Funds | Motley Fool Global Opportunities Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOIIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	$ 24
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[53]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 969
Three Years	rr_ExpenseExampleYear03	3,498
Five Years	rr_ExpenseExampleYear05	6,224
Ten Years	rr_ExpenseExampleYear10	$ 14,008
1 Year	rr_AverageAnnualReturnYear01	2.87%	[55]
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014	[55]
Motley Fool Funds | Motley Fool Global Opportunities Fund | After Taxes on Distributions | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%	[54]
5 Years	rr_AverageAnnualReturnYear05	8.41%	[54]
3 Years	rbb_AverageAnnualReturnYear03	2.35%	[54]
Since Inception	rr_AverageAnnualReturnSinceInception	10.69%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2009	[54]
Motley Fool Funds | Motley Fool Global Opportunities Fund | After Taxes on Distributions and Sales | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.21%	[54]
5 Years	rr_AverageAnnualReturnYear05	6.93%	[54]
3 Years	rbb_AverageAnnualReturnYear03	2.13%	[54]
Since Inception	rr_AverageAnnualReturnSinceInception	8.98%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2009	[54]
Motley Fool Funds | Motley Fool Global Opportunities Fund | FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses) | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.94%	[54]
5 Years	rr_AverageAnnualReturnYear05	10.04%	[54]
3 Years	rbb_AverageAnnualReturnYear03	3.62%	[54]
Since Inception	rr_AverageAnnualReturnSinceInception	10.57%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2009	[54]
Motley Fool Funds | Motley Fool Global Opportunities Fund | FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses) | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.94%	[55]
5 Years	rr_AverageAnnualReturnYear05	10.04%	[55]
3 Years	rbb_AverageAnnualReturnYear03	3.62%	[55]
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%	[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014	[55]
Motley Fool Funds | Motley Fool Small-Mid Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Small-Mid Cap Growth Fund (the "Small-Mid Cap Growth Fund") Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Small-Mid Cap Growth Fund (formerly, the Motley Fool Great America Fund) is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Mid Cap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small-Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Mid Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Mid Cap Growth Fund's performance. During the fiscal period from November 1, 2016 through August 31, 2017, the Small-Mid Cap Growth Fund's portfolio turnover rate was 24%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Small-Mid Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares in the Small-Mid Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year and (2) the Small-Mid Cap Growth Fund operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small-Mid Cap Growth Fund pursues its investment objective by using a growth at a reasonable price investing style. The Fund invests in a focused portfolio of the common stocks of high-quality companies organized in the United States that are engaged in a broad range of industries.

Under normal market conditions, the Small-Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies. The Adviser expects to focus on companies having smaller and mid-market capitalizations. For this purpose, the Adviser currently defines small and mid-market capitalization companies as having similar market capitalizations to the companies in the Russell 2500 Growth Index. That index is used for the purpose of determining range and not for targeting portfolio management. Under normal circumstances, the Small-Mid Cap Growth Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments for the Small-Mid Cap Growth Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Small-Mid Cap Growth Fund's investment portfolio, the Adviser regularly reviews and adjusts the Small-Mid Cap Growth Fund's allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Small-Mid Cap Growth Fund will sell securities in which it has invested based upon the Adviser's analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security's current market price, business fundamentals relating to the issuer, and developments affecting the issuer's business prospects and risks.

The Small-Mid Cap Growth Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser's approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser's process looks at the company's long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Durability of Competitive Advantage Period.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser's desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser's process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Small-Mid Cap Growth Fund's investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Small-Mid Cap Growth Fund's net assets. To limit the risks associated with highly concentrated holdings, the Small-Mid Cap Growth Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Small-Mid Cap Growth Fund's net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser's investment criteria.

While investing in a particular sector is not a principal investment strategy of the Small-Mid Cap Growth Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Currently, the Small-Mid Cap Growth Fund is significantly invested in the consumer discretionary sector, which means it will be more affected by the performance of the consumer discretionary sector than a fund that is not so significantly invested.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Small-Mid Cap Growth Fund's investments may decrease, which will cause the value of the Small-Mid Cap Growth Fund's shares to decrease. As a result, you may lose money on your investment in the Small-Mid Cap Growth Fund, and there can be no assurance that the Small-Mid Cap Growth Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Small-Mid Cap Growth Fund's investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Consumer Discretionary Sector Risk

The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Investments in Small and Mid-Capitalization Companies

The Small-Mid Cap Growth Fund invests in securities of small- and mid-capitalization companies. Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small- and mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Small-Mid Cap Growth Fund pursues a quality growth at a reasonable price style of investing. Quality growth at a reasonable price investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser's assessment of a company's quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Small-Mid Cap Growth Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Small-Mid Cap Growth Fund will underperform the market and its peers over short timeframes.

Securities Lending Risk

The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Small-Mid Cap Growth Fund's investments may decrease, which will cause the value of the Small-Mid Cap Growth Fund's shares to decrease. As a result, you may lose money on your investment in the Small-Mid Cap Growth Fund, and there can be no assurance that the Small-Mid Cap Growth Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Small-Mid Cap Growth Fund. The Small-Mid Cap Growth Fund's past performance, both before and after taxes, does not necessarily indicate how the Small-Mid Cap Growth Fund will perform in the future. Updated performance information is available online at www.foolfunds.com or by calling 1-888-863-8803 (toll free).

The Small-Mid Cap Growth Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Motley Fool Great America Fund, a series of The Motley Fool Funds Trust (the "Predecessor Fund"), in exchange for shares of the Small-Mid Cap Growth Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Fund, which was also a publicly-sold open-end mutual fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Small-Mid Cap Growth Fund.

The bar chart shows changes in the performance of the Small-Mid Cap Growth Fund's Investor Shares from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Small-Mid Cap Growth Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-863-8803
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.foolfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Small-Mid Cap Growth Fund's past performance, both before and after taxes, does not necessarily indicate how the Small-Mid Cap Growth Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 13.20% in the quarter ended March 31, 2012

Worst Quarter: (17.07)% in the quarter ended September 30, 2011

The year-to-date total return for the nine months ended September 30, 2017 was 15.63%.

Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Small-Mid Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table shows how the Small-Mid Cap Growth Fund's Investor Shares and Institutional Shares average annual total returns for the periods indicated compare with those of the Russell 2500 Growth, a broad measure of market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Small-Mid Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Motley Fool Funds | Motley Fool Small-Mid Cap Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	$ 24
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[56]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	367
Five Years	rr_ExpenseExampleYear05	637
Ten Years	rr_ExpenseExampleYear10	$ 1,408
Annual Return 2011	rr_AnnualReturn2011	0.91%
Annual Return 2012	rr_AnnualReturn2012	17.15%
Annual Return 2013	rr_AnnualReturn2013	37.70%
Annual Return 2014	rr_AnnualReturn2014	8.49%
Annual Return 2015	rr_AnnualReturn2015	(2.89%)
Annual Return 2016	rr_AnnualReturn2016	7.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.07%)
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	12.76%
3 Years	rbb_AverageAnnualReturnYear03	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	12.20%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2010
Motley Fool Funds | Motley Fool Small-Mid Cap Growth Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOGIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	$ 24
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[56]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 969
Three Years	rr_ExpenseExampleYear03	4,137
Five Years	rr_ExpenseExampleYear05	7,553
Ten Years	rr_ExpenseExampleYear10	$ 17,128
1 Year	rr_AverageAnnualReturnYear01	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%	[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Funds | Motley Fool Small-Mid Cap Growth Fund | After Taxes on Distributions | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	12.66%
3 Years	rbb_AverageAnnualReturnYear03	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	12.11%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2010
Motley Fool Funds | Motley Fool Small-Mid Cap Growth Fund | After Taxes on Distributions and Sales | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.12%
5 Years	rr_AverageAnnualReturnYear05	10.22%
3 Years	rbb_AverageAnnualReturnYear03	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	9.87%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2010
Motley Fool Funds | Motley Fool Small-Mid Cap Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes) | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.73%
5 Years	rr_AverageAnnualReturnYear05	13.88%
3 Years	rbb_AverageAnnualReturnYear03	5.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.85%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2010
Motley Fool Funds | Motley Fool Small-Mid Cap Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes) | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.73%
5 Years	rr_AverageAnnualReturnYear05	13.88%
3 Years	rbb_AverageAnnualReturnYear03	5.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%	[55]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2014
Motley Fool Funds | Motley Fool Emerging Markets Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Motley Fool Emerging Markets Fund (the "Emerging Markets Fund") Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets Fund's performance. During the fiscal period from November 1, 2016 through August 31, 2017, the Emerging Markets Fund's portfolio turnover rate was 21%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares in the Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Emerging Markets Fund operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Emerging Markets Fund pursues its investment objective using a growth at a reasonable price investing style. The Fund invests in a focused portfolio of the common stocks of high-quality companies organized in emerging market foreign countries. The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the securities of emerging market issuers and other investments that are tied economically to emerging market countries.

The Adviser defines emerging market companies as companies located or organized in or whose primary business is carried out in emerging markets. The Adviser will invest in countries classified as Advanced Emerging, Secondary Emerging, or Frontier, or not classified by FTSE Russell. A formal review of country classification within the FTSE global equity indexes is conducted on an annual basis each September using a comprehensive, transparent and consistent methodology to classify stock markets as Developed, Advanced Emerging, Secondary Emerging or Frontier within the FTSE global equity indexes. It is expected that investments in the securities of companies in emerging market countries, including depositary receipts, having smaller market capitalizations (less than $3 billion) will be important components of the Emerging Markets Fund's investment program, although the Emerging Markets Fund may invest in issuers of all capitalization sizes. Under normal circumstances, the Emerging Markets Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments for the Emerging Markets Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Emerging Markets Fund's investment portfolio, the Adviser regularly reviews and adjusts the Emerging Markets Fund's allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Emerging Markets Fund will sell securities in which it has invested based upon the Adviser's analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security's current market price, business fundamentals relating to the issuer, and developments affecting the issuer's business prospects and risks.

The Emerging Markets Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser's approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser's process looks at the company's long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Durability of Competitive Advantage Period.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser's desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser's process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Emerging Markets Fund's investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Emerging Markets Fund's net assets. The Emerging Markets Fund may not invest more than 10% of its net assets in securities of companies that are not emerging market companies. To limit the risks associated with highly concentrated holdings, the Emerging Markets Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Emerging Markets Fund's net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser's investment criteria.

While investing in a particular sector is not a principal investment strategy of the Emerging Markets Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Emerging Markets Fund's investments may decrease, which will cause the value of the Emerging Markets Fund's shares to decrease. As a result, you may lose money on your investment in the Emerging Markets Fund, and there can be no assurance that the Emerging Markets Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Emerging Markets Fund's investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Emerging Markets Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Emerging Markets Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Emerging Markets Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Emerging Markets Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Emerging Markets Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations. Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Emerging Markets Fund pursues a quality growth at a reasonable price style of investing. Quality growth at a reasonable price investing focuses on companies that appear reasonably priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser's assessment of a company's quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Emerging Markets Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Emerging Markets Fund will underperform the market and its peers over short timeframes.

Securities Lending Risk

The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Emerging Markets Fund's investments may decrease, which will cause the value of the Emerging Markets Fund's shares to decrease. As a result, you may lose money on your investment in the Emerging Markets Fund, and there can be no assurance that the Emerging Markets Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Emerging Markets Fund. The Emerging Markets Fund's past performance, both before and after taxes, does not necessarily indicate how the Emerging Markets Fund will perform in the future. Updated performance information is available online at www.foolfunds.com or by calling 1-888-863-8803 (toll free).

The Emerging Markets Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Motley Fool Epic Voyage Fund, a series of the Motley Fool Funds Trust (the "Predecessor Fund"), in exchange for shares of the Emerging Markets Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Fund, which was also a publicly-sold open-end mutual fund. The Predecessor Fund was also advised by the Adviser and has the same investment objective and strategies as the Emerging Markets Fund.

The bar chart shows changes in the performance of the Emerging Markets Fund's Investor Shares from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Emerging Markets Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-863-8803
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.foolfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Emerging Markets Fund's past performance, both before and after taxes, does not necessarily indicate how the Emerging Markets Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 13.35% in the quarter ended March 31, 2012

Worst Quarter: (12.18)% in the quarter ended September 30, 2015

The year-to-date total return for the nine months ended September 30, 2017 was 24.08%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	24.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Wost Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.18%)
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Emerging Markets Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" for the three year period because of realized losses that would have been sustained upon the sale of Emerging Markets Fund shares immediately after the relevant period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table shows how the Emerging Markets Fund's Investor Shares average annual total returns for the periods indicated compare with those of the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index, a narrow measure of market performance, and the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index, a more broad measure of market performance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Emerging Markets Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" for the three year period because of realized losses that would have been sustained upon the sale of Emerging Markets Fund shares immediately after the relevant period.

Motley Fool Funds | Motley Fool Emerging Markets Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFEX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	$ 24
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[58]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	545
Five Years	rr_ExpenseExampleYear05	999
Ten Years	rr_ExpenseExampleYear10	$ 2,259
Annual Return 2012	rr_AnnualReturn2012	18.24%
Annual Return 2013	rr_AnnualReturn2013	12.87%
Annual Return 2014	rr_AnnualReturn2014	(3.50%)
Annual Return 2015	rr_AnnualReturn2015	(7.71%)
Annual Return 2016	rr_AnnualReturn2016	7.44%
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	5.01%
3 Years	rbb_AverageAnnualReturnYear03	(1.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Motley Fool Funds | Motley Fool Emerging Markets Fund | After Taxes on Distributions | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	4.85%
3 Years	rbb_AverageAnnualReturnYear03	(1.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Motley Fool Funds | Motley Fool Emerging Markets Fund | After Taxes on Distributions and Sales | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	4.01%
3 Years	rbb_AverageAnnualReturnYear03	(0.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Motley Fool Funds | Motley Fool Emerging Markets Fund | FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.36%
5 Years	rr_AverageAnnualReturnYear05	2.24%
3 Years	rbb_AverageAnnualReturnYear03	(0.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%	[59]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2011
Orinda Income Opportunities Fund | Orinda Income Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION — ORINDA INCOME OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Orinda Income Opportunities Fund (the "Fund") seeks to maximize current income with potential for modest growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "Distribution of Fund Shares" section of the Fund's Prospectus and the "Other Information Regarding Maximum Sales Charge, Purchases and Redemptions" section of the Fund's Statement of Additional Information ("SAI"). Each financial intermediary may impose different sales charges and these variations are described in Appendix A of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period from March 1, 2017 through August 31, 2017, the Fund's and Predecessor Fund's (as defined below) combined portfolio turnover rate was 46% of the average value of its portfolio. The Fund's portfolio turnover rate is not annualized.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Recoupments/Reimbursements in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to current fees and acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in Class I Shares of the Fund and $10,000 in Class A and Class D Shares of the Fund (the minimum initial investment for Class A and Class D Shares is $5,000) for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will attempt to achieve its investment objective by investing in a wide range of U.S. and non-U.S. securities and investment instruments including, but not limited to, equity securities, debt securities, and derivatives. The Fund's allocation to these various security types and asset classes will vary over time in response to changing market opportunities with the goal of maximizing current income.

The Fund may invest without limit in equity securities of issuers of any market capitalization. The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), rights, warrants, depositary receipts and other investment companies, including exchange-traded funds ("ETFs"). The Fund's equity investments may also take the form of depositary receipts including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). The Fund generally invests in dividend paying stocks. The Fund may invest up to 25% of its net assets in initial public offerings ("IPOs"). The Fund may also invest without limit in foreign securities, including up to 50% of its net assets in securities of issuers located in emerging markets. The Fund will generally invest at least 50% of its net assets in REITs. As a result of its investments in REITs, the Fund will be concentrated in the real estate industry. The Fund may invest in "Rule 144A" securities, which are privately placed, restricted securities that may only be resold under certain circumstances to other qualified institutional buyers.

The Fund may invest without limit in debt securities, provided that no more than 30% of its net assets are invested in debt securities rated below investment grade (known as "junk bonds"). The types of debt securities in which the Fund may invest generally include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, those of U.S. and non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including "sub-prime" mortgages), asset-backed securities, exchange-traded notes ("ETNs"), floating rate loans, convertible securities, inflation-linked debt securities and subordinated debt securities. The Fund invests in debt securities with a broad range of maturities and the Fund's investments may have fixed or variable principal payments.

The Fund may invest up to 85% of its net assets in derivatives, including options, futures (such as bond, index, interest rate and currency futures, but excluding commodities futures) and swaps (such as credit-default swaps, interest rate swaps and total return swaps). These derivative instruments may be used for investment purposes, to modify or hedge the Fund's exposure to a particular investment market related risk, to manage the volatility of the Fund, to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates and as a substitute for purchasing or selling securities.

The Fund may utilize leverage (by borrowing against a line of credit for investment purposes) up to one-third of the value of its assets as part of the portfolio management process. The Fund may also sell securities short with respect to 100% of its net assets and may lend its portfolio securities to generate additional income. A short sale is the sale by the Fund of a security that it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund will sell (or close a position in) a security when Orinda Asset Management LLC (the "Adviser") determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid. It is expected that the Fund will have a portfolio turnover in excess of 100% on an annual basis. The Fund's investment strategies may periodically result in a significant portion of its assets being invested in the securities of companies in the same sector of the market.

The Adviser may also invest up to 100% of the Fund's total assets in cash, money-market instruments, bank obligations and other high-quality debt securities for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Losing all or a portion of your investment is a risk of investing in the Fund. The following principal risks could affect the value of your investment.

•	Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or the value of the individual securities held by the Fund, and you could lose money.

•	Management Risk. The skill of the Adviser will play a significant role in the Fund's ability to achieve its investment objective. The Fund's ability to achieve its investment objective depends on the investment skill and ability of the Adviser and on its ability to correctly identify economic trends.

•	Depositary Receipt Risk. Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. In addition, investment in ADRs, EDRs and GDRs may be less liquid than the underlying shares in their primary trading market.

•	Master Limited Partnership Risk. Investments in securities (units) of MLPs involve risks that differ from an investment in common stock. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

•	Foreign and Emerging Market Securities Risk. Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

•	Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

•	Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•	Large Companies Risk. The securities of large capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.

•	Derivatives Risk. The Fund's use of derivatives (which may include options, futures and swaps, among others) may reduce the Fund's returns and/or increase volatility. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security. Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.

•	Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

•	Futures Risk. The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The Fund's use of futures contracts (and related options) exposes the Fund to leverage risk because of the small margin requirements relative to the value of the futures contract. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund's initial investment in such contracts.

•	Swaps Risk. In a swap transaction, one party agrees to pay the other party an amount equal to the return, based upon an agreed-upon notional value, of a defined underlying asset or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the return from a different underlying asset or non-asset reference based upon an agreed-upon notional value. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses.

•	Exchange-Traded Fund and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETFs or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs. ETFs may not track their underlying indices.

•	Interest Rate Risk. The market value of fixed income securities changes in response to interest rate changes and other factors. Generally, prices of fixed income securities will increase as interest rates fall and will decrease as interest rates rise. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities.

•	Fixed Income Securities Risk. Fixed income securities are subject to interest rate risk and credit risk. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates.

•	Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it may have to reinvest that money at the lower prevailing interest rates. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

•	Real Estate and REIT Concentration Risk. The Fund is vulnerable to the risks of the real estate industry, such as the risk that a decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties, or poor management. The value and performance of REITs depends on how well the underlying properties owned by the REIT are managed. In addition, the value of an individual REIT's securities can decline if the REIT fails to continue qualifying for special tax treatment. Investments in REITs may involve duplication of management fees and other expenses.

•	High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

•	Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•	Government-Sponsored Entities Risk. Securities issued by government-sponsored entities may not be backed by the full faith and credit of the United States.

•	Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Fund are unsecured debt of the issuer.

•	Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer's underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

•	Leverage and Short Sales Risk. Leverage is the practice of borrowing money to purchase securities. If the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale will be successful if the price of the shorted security decreases, however, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•	Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

•	Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•	Portfolio Turnover Risk. A high portfolio turnover rate (100% or more on an annualized basis) increases the Fund's transaction costs (including brokerage commissions and dealer costs), which adversely impacts the Fund's performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

•	Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized following the close of business on April 28, 2017, to acquire the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the "Predecessor Fund"), in exchange for shares of the Fund. Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information shown prior to May 1, 2017, is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund, which was also advised by the Adviser.

The following information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Class I performance from year to year. The table shows how the Fund's average annual returns for 1-year and since inception periods compare with those of broad measures of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.orindafunds.com or by calling the Fund toll-free at 1-855-467-4632 (855-4ORINDA).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table shows how the Fund's average annual returns for 1-year and since inception periods compare with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-467-4632 (855-4ORINDA)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.orindafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

* The Fund's year-to-date total return as of September 30, 2017 was 7.02%.

Best and Worst Quarterly Performance of the Fund (for the periods reflected in the chart above):

Best Quarter:	6.50% (quarter ended June 30, 2016)
Worst Quarter:	-3.43% (quarter ended September 30, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.43%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and after-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I; after-tax returns for Class A and Class D will vary, to the extent each class has different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon a redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the average annual total returns for the Fund before taxes for the past calendar year to the average annual total returns of a broad-based securities market index for the same period.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and after-tax returns shown are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown only for Class I; after-tax returns for Class A and Class D will vary, to the extent each class has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon a redemption of Fund shares.

Orinda Income Opportunities Fund | Orinda Income Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.55%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.10%
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[60]
One Year	rr_ExpenseExampleYear01	$ 1,869
Three Years	rr_ExpenseExampleYear03	5,786
Five Years	rr_ExpenseExampleYear05	9,955
Ten Years	rr_ExpenseExampleYear10	$ 21,585
Annual Return 2014	rr_AnnualReturn2014	6.75%
Annual Return 2015	rr_AnnualReturn2015	(2.90%)
Annual Return 2016	rr_AnnualReturn2016	9.51%
1 Year	rr_AverageAnnualReturnYear01	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Orinda Income Opportunities Fund | Orinda Income Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIOAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.55%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.15%
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[60]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
One Year	rr_ExpenseExampleYear01	706
Three Years	rr_ExpenseExampleYear03	1,136
Five Years	rr_ExpenseExampleYear05	1,592
Ten Years	rr_ExpenseExampleYear10	$ 2,849
1 Year	rr_AverageAnnualReturnYear01	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Orinda Income Opportunities Fund | Orinda Income Opportunities Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OIODX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.55%
Shareholder Servicing Plan Fee	rr_Component2OtherExpensesOverAssets	0.10%
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%	[60]
One Year	rr_ExpenseExampleYear01	$ 284
Three Years	rr_ExpenseExampleYear03	871
Five Years	rr_ExpenseExampleYear05	1,484
Ten Years	rr_ExpenseExampleYear10	$ 3,138
1 Year	rr_AverageAnnualReturnYear01	8.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[62]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
Orinda Income Opportunities Fund | Orinda Income Opportunities Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Orinda Income Opportunities Fund | Orinda Income Opportunities Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Orinda Income Opportunities Fund | Orinda Income Opportunities Fund | Class I and Class A | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%	[61]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
Orinda Income Opportunities Fund | Orinda Income Opportunities Fund | Class D | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[62]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
Schneider Small Cap Value Fund | SCHNEIDER SMALL CAP VALUE FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Schneider Small Cap Value Fund (the "Fund") seeks long-term capital growth by investing primarily in common stocks of companies that have capitalizations that are less than the largest company in the Russell 2000® Index ("small cap companies") and which Schneider Capital Management Company (the "Adviser") believes are undervalued. There can be no guarantee that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund's portfolio turnover rate was 137.61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.61%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $20,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in small cap companies. As of November 30, 2017, the market capitalization range of the companies held by the Fund was $42.2 million to $20.4 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund invests primarily in common stock of companies the Adviser believes are undervalued. The fund may invest in convertible securities without regard to their credit ratings. The Fund may also invest up to 20% of the value of its net assets in securities of foreign issuers, including American Depositary Receipts ("ADRs"). While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, such as the oil and gas sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

■ Common Stock Risk. The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer, and any call provision.

■ Small Cap Risk. Stocks of small companies may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

■ Value Stock Risk. Value investing involves the risk that the Fund's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund may be adversely affected during a market downturn and when value stocks are out of favor.

■ Foreign Securities Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

■ Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect. A portfolio turnover rate greater than 100% is considered to be high.

■ Sector Risk. The Fund may focus its investments from time to time in one or more sectors of the economy, such as the oil and gas sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration, and production spending. Exploration for, and production of, oil and gas is an uncertain process with many risks. The risks and hazards that are inherent in the oil and gas sector may cause the price of the commodities to widely fluctuate, which may have a negative effect on oil and gas companies and the companies the service them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.schneidercap.com or by calling 1-888-520-3277.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-520-3277
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schneidercap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter: 39.11% (Qtr. ended June 30, 2009)

Worst Quarter: -31.03% (Qtr. ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2017: 7.36%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In cases in the chart above where the Fund's average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the Fund's average annual return after taxes on distributions for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the Fund's average annual total returns for the past calendar year, past five calendar years, past ten calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

In cases in the chart above where the Fund's average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the Fund's average annual return after taxes on distributions for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Schneider Small Cap Value Fund | SCHNEIDER SMALL CAP VALUE FUND | SCHNEIDER SMALL CAP VALUE FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[63]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.16%
One Year	rr_ExpenseExampleYear01	$ 236
Three Years	rr_ExpenseExampleYear03	915
Five Years	rr_ExpenseExampleYear05	1,641
Ten Years	rr_ExpenseExampleYear10	$ 3,686
Annual Return 2007	rr_AnnualReturn2007	(17.08%)
Annual Return 2008	rr_AnnualReturn2008	(46.53%)
Annual Return 2009	rr_AnnualReturn2009	54.04%
Annual Return 2010	rr_AnnualReturn2010	32.24%
Annual Return 2011	rr_AnnualReturn2011	(23.99%)
Annual Return 2012	rr_AnnualReturn2012	35.35%
Annual Return 2013	rr_AnnualReturn2013	32.09%
Annual Return 2014	rr_AnnualReturn2014	(11.75%)
Annual Return 2015	rr_AnnualReturn2015	(22.53%)
Annual Return 2016	rr_AnnualReturn2016	58.51%
1 Year	rr_AverageAnnualReturnYear01	58.51%
5 Years	rr_AverageAnnualReturnYear05	14.14%
10 Years	rr_AverageAnnualReturnYear10	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	13.47%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1998
Schneider Small Cap Value Fund | SCHNEIDER SMALL CAP VALUE FUND | After Taxes on Distributions | SCHNEIDER SMALL CAP VALUE FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	58.51%	[65]
5 Years	rr_AverageAnnualReturnYear05	11.50%	[65]
10 Years	rr_AverageAnnualReturnYear10	1.57%	[65]
Since Inception	rr_AverageAnnualReturnSinceInception	10.83%	[64],[65]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1998	[65]
Schneider Small Cap Value Fund | SCHNEIDER SMALL CAP VALUE FUND | After Taxes on Distributions and Sales | SCHNEIDER SMALL CAP VALUE FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.12%	[65]
5 Years	rr_AverageAnnualReturnYear05	10.69%	[65]
10 Years	rr_AverageAnnualReturnYear10	1.96%	[65]
Since Inception	rr_AverageAnnualReturnSinceInception	10.77%	[64],[65]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1998	[65]
Schneider Small Cap Value Fund | SCHNEIDER SMALL CAP VALUE FUND | Russell 2000® Value Index (reflects no deductions of fees, expenses and taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1998
Summit Global Investments | Summit Global Investments U.S. Low Volatility Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTIONS U.S. Low Volatility Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Summit Global Investments U.S. Low Volatility Equity Fund (for this section only, the "Fund") seeks to outperform the S&P 500® Index over a market cycle while reducing overall volatility. There can be no guarantee that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section of the Prospectus entitled "Shareholder Information — Sales Charges" and in the section of the Fund's Statement of Additional Information ("SAI") entitled "Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the fiscal year ended August 31, 2017, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A Shares or Class C Shares or $1,000,000 in the Class I Shares of the Fund and for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks, of companies within the Russell 1000® Index and S&P 500® Index. The Fund's investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

The Adviser attempts to lower the Fund's market risk by investing in U.S. equity securities that lower the overall volatility of the Fund's portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. The Adviser selects securities for the Fund that it anticipates will produce less volatility with more capital protection and more consistent returns. While the Adviser attempts to manage the Fund's volatility, there is no guarantee that the strategy will be successful or that the Fund's portfolio will not experience periods of volatility.

The Fund may sell a stock if the Adviser identifies fundamental, governance or legal risks or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

■ Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

■ Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

■ Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

■ Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Investing in low volatility stocks may limit the Fund's gains in rising markets.

■ High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. For the last fiscal year, the annual portfolio turnover rate of the Fund was lower than 100%, but the Fund's portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

■ Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

■ Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

■ Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart below illustrates the performance of the Fund's Class I Shares (the Class with the longest performance). The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.summitglobalinvestments.com or by calling 1-855-744-8500.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
*	The returns in the bar chart are for Class I Shares. Class A Shares and Class C Shares would have substantially similar annual returns because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. The Fund's Class A Shares are subject to a sales charge (load). Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.

Best and Worst Quarterly Performance (for the period reflected in the chart above):
Best Quarter: 13.53% (quarter ended March 31, 2013)
Worst Quarter: -2.33% (quarter ended June 30, 2015)

Year-to-date total return for the nine months ended September 30, 2017: 8.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the Fund's Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Summit Global Investments | Summit Global Investments U.S. Low Volatility Equity Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SILVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[66]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.98%
One Year	rr_ExpenseExampleYear01	$ 9,997
Three Years	rr_ExpenseExampleYear03	34,638
Five Years	rr_ExpenseExampleYear05	61,218
Ten Years	rr_ExpenseExampleYear10	$ 137,181
Annual Return 2013	rr_AnnualReturn2013	27.71%
Annual Return 2014	rr_AnnualReturn2014	14.94%
Annual Return 2015	rr_AnnualReturn2015	3.57%
Annual Return 2016	rr_AnnualReturn2016	8.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.33%)
1 Year	rr_AverageAnnualReturnYear01	8.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Summit Global Investments | Summit Global Investments U.S. Low Volatility Equity Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVOLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[67]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[66]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
One Year	rr_ExpenseExampleYear01	644
Three Years	rr_ExpenseExampleYear03	927
Five Years	rr_ExpenseExampleYear05	1,231
Ten Years	rr_ExpenseExampleYear10	$ 2,093
1 Year	rr_AverageAnnualReturnYear01	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2015
Summit Global Investments | Summit Global Investments U.S. Low Volatility Equity Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGICX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[66]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.98%
One Year	rr_ExpenseExampleYear01	$ 201
Three Years	rr_ExpenseExampleYear03	655
Five Years	rr_ExpenseExampleYear05	1,135
Ten Years	rr_ExpenseExampleYear10	$ 2,460
1 Year	rr_AverageAnnualReturnYear01	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Summit Global Investments | Summit Global Investments U.S. Low Volatility Equity Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.19%	[68]
Since Inception	rr_AverageAnnualReturnSinceInception	10.60%	[68]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012	[68]
Summit Global Investments | Summit Global Investments U.S. Low Volatility Equity Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%	[68]
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%	[68]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012	[68]
Summit Global Investments | Summit Global Investments U.S. Low Volatility Equity Fund | S&P 500® Index (reflects reinvestment of dividends)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	13.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Summit Global Investments | Summit Global Investments Small Cap Low Volatility Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Small Cap Low Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Summit Global Investments Small Cap Low Volatility Fund (for this section only, the "Fund") seeks to outperform the Russell 2000® Index over a market cycle while reducing overall volatility. There can be no guarantee that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section of the Prospectus entitled "Shareholder Information — Sales Charges" and in the section of the Fund's Statement of Additional Information ("SAI") entitled "Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the fiscal year ended August 31, 2017, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class A Shares or Class C Shares or $1,000,000 in the Class I Shares of the Fund and for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities, primarily common stocks of U.S. issuers with small market capitalizations. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Index. The Russell 2000® Index is a small cap stock market index measuring the performance of approximately 2,000 small cap U.S. companies. As of November 30, 2016, the median market capitalization of this index was $780 million and the largest stock was $8.3 billion. The Fund's investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

The Adviser attempts to lower the Fund's market risk by investing in U.S. equity securities that lower the overall volatility of the Fund's portfolio as compared to the Russell 2000® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. The Adviser selects securities for the Fund that it anticipates will produce less volatility with more protection against significant losses and more consistent returns. While the Adviser attempts to manage the Fund's volatility, there is no guarantee that the strategy will be successful or that the Fund's portfolio will not experience periods of volatility.

The Fund may sell a stock if it no longer meets one or more investment criteria, including if the Adviser identifies fundamental, governance or legal risks or if the risk/return ranking declines due to increasing risk and/or decreasing return potential.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

■ Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

■ Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities

■ High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions and cause higher levels of current tax liability to shareholders of the Fund. A portfolio turnover rate of 100% is considered to be high. For the fiscal period, the annual portfolio turnover rate of the Fund was lower than 100%, but the Fund's portfolio turnover rate is expected to vary from year to year. The Adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

■ Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Investing in low volatility stocks may limit the Fund's gains in rising markets.

■ Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

■ Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

■ Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

■ Small Cap Risk. Stocks of small companies may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

■ Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than one full calendar year of performance, no performance information has been included. Updated performance information may be obtained at www.summitglobalinvestments.com or by calling 855-744-8500.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than one full calendar year of performance, no performance information has been included.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-744-8500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.summitglobalinvestments.com
Summit Global Investments | Summit Global Investments Small Cap Low Volatility Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCLVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[69]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.42%
One Year	rr_ExpenseExampleYear01	$ 14,454
Three Years	rr_ExpenseExampleYear03	65,474
Five Years	rr_ExpenseExampleYear05	119,181
Ten Years	rr_ExpenseExampleYear10	$ 266,153
Summit Global Investments | Summit Global Investments Small Cap Low Volatility Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVSMX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[70]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[69]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.67%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
One Year	rr_ExpenseExampleYear01	686
Three Years	rr_ExpenseExampleYear03	1,217
Five Years	rr_ExpenseExampleYear05	1,773
Ten Years	rr_ExpenseExampleYear10	$ 3,283
Summit Global Investments | Summit Global Investments Small Cap Low Volatility Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMLVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.40%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[69]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.42%
One Year	rr_ExpenseExampleYear01	$ 245
Three Years	rr_ExpenseExampleYear03	954
Five Years	rr_ExpenseExampleYear05	1,685
Ten Years	rr_ExpenseExampleYear10	$ 3,619
Summit Global Investments | Summit Global Investments Global Low Volatility Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Global Low Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Summit Global Investments Global Low Volatility Fund (the "Fund") is to seek long-term capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section of the Prospectus entitled "Shareholder Information — Sales Charges" and in the section of the Fund's Statement of Additional Information ("SAI") entitled "Purchase and Redemption Information — Reducing or Eliminating the Front-End Sales Charge."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(2)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the portfolio turnover rate of the Fund was 247% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	247.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Class I Shares or $10,000 in Class A Shares or Class C Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, significantly (ordinarily at least 40% - unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in non-U.S. companies. The Fund defines non-U.S. companies as companies that (i) are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets or derive a significant portion of their revenue or profits from businesses, investments or sales, outside of the United States.

The Fund's investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund primarily utilizes American Depository Receipts (ADRs) for exposure to non-U.S. equities.

The Adviser attempts to lower the Fund's market risk by investing in equity securities that lower the overall volatility of the Fund's portfolio as compared to global equity benchmarks. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. The Fund invests in stocks that exhibit less volatile stock price patterns, strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. The Adviser selects securities for the Fund that it anticipates will produce less volatility with more capital protection and more consistent returns. While the Adviser attempts to manage the Fund's volatility, there is no guarantee that the strategy will be successful or that the Fund's portfolio will not experience periods of volatility.

The Fund may sell a stock if the Adviser identifies fundamental, governance or legal risks or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

■ Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

■ Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

■ Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

■ Low Volatility Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Investing in low volatility stocks may limit the Fund's gains in rising markets.

■ Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

■ Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

■ Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

■ Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Returns shown were generated under the management of the Fund's former investment adviser and reflect a previous investment strategy. The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the "Predecessor Fund"). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on March 21, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The performance shown for periods prior to March 21, 2014 is that of the Predecessor Fund. The bar chart and performance table below provide an indication of the risk of an investment in the Fund.

The Board approved the Adviser to serve as the Global Low Volatility Fund's investment adviser effective January 1, 2017. Returns shown for periods prior to January 1, 2017 were generated under the management of the Global Low Volatility Fund's former investment adviser.

The chart below illustrates the performance of the Fund's Class I Shares. Performance for Class A Shares and Class C Shares is not shown because Class A Shares and Class C Shares had not commenced operations prior to the date of this Prospectus. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.summitglobalinvestments.com or by calling 855-744-8500

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-744-8500
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.summitglobalinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Performance (for the period reflected in the chart above):
Best Quarter: 23.87% (quarter ended September 30, 2013)
Worst Quarter: (16.50) % (quarter ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2017: 19.15%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 2017, the Fund discontinued the use of the Russell 1000® Growth Index and replaced it with the MSCI ACWI Index. The Fund believes that use of the MSCI ACWI Index provides a better comparative benchmark since it more appropriately reflects the securities in which the Fund may invest.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below compares the Fund's Class I Shares average annual total returns for the periods indicated to the average annual total returns of broad-based securities market indices for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

Summit Global Investments | Summit Global Investments Global Low Volatility Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGLIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[71],[72]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[72]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[72]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[72],[73]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[72]
One Year	rr_ExpenseExampleYear01	$ 8,575
Three Years	rr_ExpenseExampleYear03	37,094
Five Years	rr_ExpenseExampleYear05	67,751
Ten Years	rr_ExpenseExampleYear10	$ 154,828
Annual Return 2010	rr_AnnualReturn2010	50.67%
Annual Return 2011	rr_AnnualReturn2011	4.61%
Annual Return 2012	rr_AnnualReturn2012	6.60%
Annual Return 2013	rr_AnnualReturn2013	42.08%
Annual Return 2014	rr_AnnualReturn2014	5.00%
Annual Return 2015	rr_AnnualReturn2015	9.08%
Annual Return 2016	rr_AnnualReturn2016	(10.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
1 Year	rr_AverageAnnualReturnYear01	(10.31%)
5 Years	rr_AverageAnnualReturnYear05	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	17.45%	[74]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009
Summit Global Investments | Summit Global Investments Global Low Volatility Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGLAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[67]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[71],[72]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[72]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[72]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[72],[73]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[72]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
One Year	rr_ExpenseExampleYear01	630
Three Years	rr_ExpenseExampleYear03	950
Five Years	rr_ExpenseExampleYear05	1,292
Ten Years	rr_ExpenseExampleYear10	$ 2,256
Summit Global Investments | Summit Global Investments Global Low Volatility Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGLOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[71],[72]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[72]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[72]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[72],[73]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.84%	[72]
One Year	rr_ExpenseExampleYear01	$ 187
Three Years	rr_ExpenseExampleYear03	678
Five Years	rr_ExpenseExampleYear05	1,197
Ten Years	rr_ExpenseExampleYear10	$ 2,619
Summit Global Investments | Summit Global Investments Global Low Volatility Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.31%)	[68]
5 Years	rr_AverageAnnualReturnYear05	7.50%	[68]
Since Inception	rr_AverageAnnualReturnSinceInception	15.44%	[68],[74]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009	[68]
Summit Global Investments | Summit Global Investments Global Low Volatility Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.84%)
5 Years	rr_AverageAnnualReturnYear05	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	13.78%	[74]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009
Summit Global Investments | Summit Global Investments Global Low Volatility Fund | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.48%	[75]
5 Years	rr_AverageAnnualReturnYear05	9.96%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%	[74],[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009	[75]
Summit Global Investments | Summit Global Investments Global Low Volatility Fund | Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.08%	[75]
5 Years	rr_AverageAnnualReturnYear05	14.05%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	16.98%	[74],[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009	[75]

[1]	Management Fees have been restated to reflect current expenses. Prior to February 28, 2017, the management fee was 1.97%.
[2]	Management Fees include advisory fees paid to both Abbey Capital Limited (the "Adviser") and one or more trading advisers (the "Trading Advisers"). There are no performance fees charged by the Adviser or Trading Advisers either at the Fund or at the Fund's wholly-owned Subsidiary.
[3]	The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.79%, 2.04%, 2.79% and 2.04% of the Fund's average daily net assets attributable to Class I Shares, Class A Shares, Class C Shares and Class T Shares, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.79%, 2.04%, 2.79% or 2.04%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2018 for Class I Shares, Class A Shares, Class C Shares and Class T Shares, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. (the "Company"). If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.79%, 2.04%, 2.79% and 2.04%, as applicable, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[4]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[5]	The CDSC applies to redemptions of Class C Shares made within 12 months of purchase and will be assessed on an amount equal to the lesser of the offering price at the time of purchase of the shares redeemed and the net asset value of the shares redeemed at the time of redemption.
[6]	"Other Expenses" for Class T Shares are estimated for the current fiscal year.
[7]	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only. After-tax returns for Class A Shares, Class C Shares and Class T Shares will vary.
[8]	The Fund is currently only available to clients of the Fund's investment adviser, Altair Advisers LLC (the "Adviser") and to other investors at the Fund's discretion. Investors in the Fund who are also clients of the Adviser will incur additional fees based on the total assets of the client under management with the Adviser. The Adviser does not receive a separate management fee from the Fund, although the Adviser is reimbursed for out-of-pocket expenses in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund's average daily net assets. The management fee shown above reflects the aggregate fees paid by the Fund to the Sub-Advisers for the fiscal year ending August 31, 2017, plus anticipated reimbursements to the Adviser for out-of-pocket expenses. Investors in the Fund who are also clients of the Adviser should review the information provided separately by the Adviser for a discussion of fees and expenses charged by the Adviser.
[9]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[10]	"Other Expenses" has been restated to reflect current expenses.
[11]	Bogle Investment Management, L.P. (the "Adviser") has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.25% for the Fund. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net Total Annual Fund Operating Expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may discontinue these arrangements any time after December 31, 2018.
[12]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRA).
[13]	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[14]	The Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Effective as of May 28, 2014, if at any time the Fund's Total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[15]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[16]	Prior to February 28, 2017, the management fee was 0.80%.
[17]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares exceeds 0.80% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.80%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may not recoup any of its waived investment advisory fees.
[18]	There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short.
[19]	"Other Expenses" includes acquired fund fees and expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[20]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Institutional Class exceeds 2.50% of the average daily net assets attributable to the Fund's Institutional Class shares. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 2.50%. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may not recoup any of its waived investment advisory fees.
[21]	The Fund's Adviser has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) exceeds 1.50% of the average daily net assets attributable to the Fund's Institutional Class shares. Because acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 1.50%. This contractual limitation is in effect until at least February 28, 2019 and may not be terminated without Board approval. Effective as of the effective date of the Fund's first advisory agreement with the Adviser, if at any time the Fund's Total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.50% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[22]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Effective as of May 28, 2014, if at any time, the Fund's total annual fund operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[23]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares exceeds 0.95% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 0.95%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Effective as of the effective date of the Fund's first advisory agreement with the Adviser, if at any time the Fund's Total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.95% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[24]	There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short.
[25]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Institutional Class shares exceeds 2.00% of the average daily net assets attributable to the Fund's Institutional Class shares. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and/or expense reimbursements) are expected to exceed 2.00%. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Effective as of the effective date of the Fund's first advisory agreement with the Adviser, if at any time the Fund's Total annual Fund operating expenses for that year are less than 2.00% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made.
[26]	There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short.
[27]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement shown in the above table will differ from the "Financial Highlights" section of the prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[28]	Effective as of June 13, 2017, the Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Institutional Class shares exceeds 2.00% of the average daily net assets attributable to the Fund's Institutional Class shares. Because acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and/or expense reimbursements) are expected to exceed 2.00%. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.00% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[29]	The "Since Inception" performance includes performance from the Prior Account beginning on March 1, 2015 until the Fund's commencement of operations on December 15, 2015.
[30]	"Other Expenses" are estimated for the current fiscal year.
[31]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund's Institutional Class shares. Because acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and/or expense reimbursements) are expected to exceed 1.10%. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[32]	The Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Investor Class shares exceeds 1.35% of the average daily net assets attributable to the Fund's Investor Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.35%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Effective as of May 28, 2014, if at any time, the Fund's Total annual Fund operating expenses(not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.35% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[33]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Investor Class shares exceeds 1.05% of the average daily net assets attributable to the Fund's Investor Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.05%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may not recoup any of its waived investment advisory fees.
[34]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Investor Class shares exceeds 2.75% of the average daily net assets attributable to the Fund's Investor Class shares. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 2.75%.This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may not recoup any of its waived investment advisory fees.
[35]	The Fund's Adviser has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) exceeds 1.75% of the average daily net assets attributable to the Fund's Investor Class shares. Because acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.75%.This contractual limitation is in effect until at least February 28, 2019 and may not be terminated without Board approval. Effective as of the effective date of the Fund's first advisory agreement with the Adviser, if at any time the Fund's Total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.75% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[36]	The Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Investor Class shares exceeds 1.20% of the average daily net assets attributable to the Fund's Investor Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.20%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Effective as of the effective date of the Fund's first advisory agreement with the Adviser, if at any time the Fund's Total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.20% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[37]	The Fund's Adviser has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Investor Class shares exceeds 2.25% of the average daily net assets attributable to the Fund's Investor Class shares. Because dividend expenses on short sales, acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and/or expense reimbursements) are expected to exceed 2.25%. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Effective as of the effective date of the Fund's first advisory agreement with the Adviser, if at any time the Fund's Total annual Fund operating expenses for that year are less than 2.25% or the expense cap then in effect, or whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made.
[38]	Campbell & Company Investment Adviser LLC ("Campbell" or the "Manager") has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25% of the Fund's average daily net assets. In determining the Manager's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.25%, the Manager may recoup from the Fund any waived amount or other payments remitted by the Manager within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[39]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns After Taxes on Distributions and Sale of Fund Shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
[40]	Campbell & Company Investment Adviser LLC ("Campbell" or the "Manager") has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.50%, 1.65%, 1.90% and 1.90% of the Fund's average daily net assets for Class UI Shares, Class I Shares, Class N Shares and Class T Shares, respectively. In determining the Manager's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.50%, 1.65%, 1.90% and 1.90%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.50%, 1.65%, 1.90% and 1.90%, as applicable, the Manager may recoup from the Fund any waived amount or other payments remitted by the Manager within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[41]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[42]	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Fund's Investments and Risks."
[43]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
[44]	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[45]	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Fund's Investments and Risks."
[46]	In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Portfolio Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[47]	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled " More About Each Fund's Investments and Risks."
[48]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[49]	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Portfolio's Investments and Risks."
[50]	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Portfolio's Investments and Risks."
[51]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[52]	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively. Additional information about the Composite Index can be found under the section entitled "More About Each Portfolio's Investments and Risks."
[53]	The Global Opportunities Fund's investment adviser, Motley Fool Asset Management, LLC (the "Adviser") has contractually agreed to pay, waive or absorb a portion of the Global Opportunities Fund's Investor Shares and Institutional Shares expenses through the end of December 31, 2018, or such later date as may be determined by the Global Opportunities Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% and 0.95% annually of average daily net assets of the Investor Shares and Institutional Shares, respectively. If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Global Opportunities Fund's fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Global Opportunities Fund, but otherwise it can be terminated only by the Global Opportunities Fund's Board of Directors.
[54]	The Investor Shares of the Predecessor Fund commenced operations on June 16, 2009.
[55]	The Institutional Shares of the Predecessor Fund commenced operations on June 17, 2014.
[56]	The Small-Mid Cap Growth Fund's investment adviser, Motley Fool Asset Management, LLC (the "Adviser") has contractually agreed to pay, waive or absorb a portion of the Small-Mid Cap Growth Fund's Investor Shares and Institutional Shares expenses through the end of December 31, 2018, or such later date as may be determined by the Small-Mid Cap Growth Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% and 0.95% annually of average daily net assets of the Investor Shares and Institutional Shares, respectively. If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Small-Mid Cap Growth Fund's fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Small-Mid Cap Growth Fund, but otherwise it can be terminated only by the Small-Mid Cap Growth Fund's Board of Directors.
[57]	The Investor Shares of the Predecessor Fund commenced operations on November 1, 2010.
[58]	The Emerging Markets Fund's investment adviser, Motley Fool Asset Management, LLC (the "Adviser") has contractually agreed to pay, waive or absorb a portion of the Emerging Markets Fund's Investor Shares and Institutional Shares expenses through the end of December 31, 2018, or such later date as may be determined by the Emerging Markets Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% annually of average daily net assets of the Investor Shares. If the excluded expenses are incurred, operating expenses may be higher than 1.15% annually, for the Investor Shares. The Adviser may recover from the Emerging Markets Fund's fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% annually of average daily net assets of Investor Shares or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Emerging Markets Fund, but otherwise it can be terminated only by the Emerging Markets Fund's Board of Directors.
[59]	The Investor Shares of the Predecessor Fund commenced operations on November 1, 2011.
[60]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Operating Expenses to Average Net Assets Before Recoupments/Reimbursements in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses attributed to current fees and acquired fund fees and expenses.
[61]	The Predecessor Fund's Class I and Class A shares commenced operations on June 28, 2013.
[62]	The Predecessor Fund's Class D shares commenced operations on September 27, 2013.
[63]	The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.15%. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.15%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.
[64]	Commenced operations on September 2, 1998.
[65]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
[66]	Summit Global Investments, LLC (the "Adviser"), the Fund's investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2018 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.98%, 1.23% and 1.98% of the Fund's average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 0.98%, 1.23% or 1.98%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2018 without the approval of the Board of Directors of The RBB Fund, Inc. (the "Company") If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 0.98%, 1.23% and 1.98% of the Fund's average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[67]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[68]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
[69]	Summit Global Investments, LLC (the "Adviser"), the Fund's investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2018 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.23%, 1.48% and 2.23% of the Fund's average daily net assets attributable to Class I Shares, Class A and Class C Shares, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.23%, 1.48% or 2.23%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2018 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.23%, 1.48% and 2.23% of the Fund's average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.
[70]	Effective January 1, 2018, a contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[71]	Prior to March 24, 2017, the management fee was 0.65%.
[72]	The expense information has been restated to reflect current fees.
[73]	Summit Global Investments, LLC (the "Adviser"), the Fund's investment adviser, has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, extraordinary expenses, short sale dividend expenses, brokerage commissions and interest) exceed 0.84% for Class I Shares, 1.09% for Class A Shares and 1.84% for Class C Shares until December 31, 2018. Prior to such date, this contractual agreement may only be terminated by the Fund's Board of Directors. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, extraordinary expenses, short sale dividend expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[74]	While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.
[75]	Effective January 2017, the Fund discontinued the use of the Russell 1000® Growth Index and replaced it with the MSCI ACWI Index. The Fund believes that use of the MSCI ACWI Index provides a better comparative benchmark since it more appropriately reflects the securities in which the Fund may invest.